As filed with the Securities and Exchange Commission on July 30, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                                Peter E. Sundman
                Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS All Cap Growth Fund
-------------------------------------------



NUMBER OF SHARES                             MARKET VALUE(+)      NUMBER OF SHARES                                   MARKET VALUE(+)
                                            ($000'S OMITTED)                                                        ($000'S OMITTED)
COMMON STOCKS (94.2%)                                             LEISURE (8.3%)
AEROSPACE (5.0%)                                                        2,900  Gaylord Entertainment                         163(*)
      3,000  BE Aerospace                          115(*)               1,900  Marriott International                         87
      2,400  Precision Castparts                   287                  3,300  Orient-Express Hotel                          177
                                            ----------                  1,800  Steiner Leisure                                90(*)
                                                   402                  2,400  Vail Resorts                                  144(*)
                                                                                                                      ----------
                                                                                                                             661
BASIC MATERIALS (2.3%)
      3,000  Monsanto Co.                          185
                                                                  MEDIA (2.9%)
BIOTECHNOLOGY (3.5%)                                                    4,350  Comcast Corp. Class A                         119(*)
      4,600  Celgene Corp.                         282(*)               1,700  Lamar Advertising                             112
                                                                                                                      ----------
BUSINESS SERVICES (11.4%)                                                                                                    231
      2,000  Alliance Data Systems                 156(*)
      3,000  CB Richard Ellis Group                112(*)          RETAIL (8.0%)
      3,000  Geo Group                             164(*)               2,700 Coach, Inc.                                    139(*)
      1,800  Huron Consulting Group                123(*)               3,600 GameStop Corp. Class A                         133(*)
     10,900  Service Corp. International           152                  2,200 Nordstrom, Inc.                                114
      7,000  Trimble Navigation                    204(*)               5,300 Staples, Inc.                                  133
                                            ----------                  2,700 Walgreen Co.                                   122
                                                   911                                                                ----------
COMMUNICATIONS EQUIPMENT (3.0%)                                                                                              641
      3,000  NICE-Systems ADR                      114(*)          SEMICONDUCTORS (2.0%)
      4,000  SBA Communications                    128(*)               3,750 Varian Semiconductor Equipment                 158(*)
                                            ----------
                                                   242             SOFTWARE (3.3%)
CONSUMER STAPLES (1.6%)                                                 7,200 Oracle Corp.                                   139(*)
      2,000  Chattem Inc.                          127(*)               3,600 THQ Inc.                                       123(*)
                                                                                                                      ----------
DEFENSE & AEROSPACE (1.5%)                                                                                                   262
      9,000 CAE, Inc.                              117
                                                                   TECHNOLOGY (5.7%)
ENERGY (4.0%)                                                           1,500 Apple, Inc.                                    182(*)
      4,300  Valero Energy                         321                  2,000 Cognizant Technology Solutions                 157(*)
                                                                        4,700 Vocus, Inc.                                    113(*)
ENERGY: PETRO SERVICES (0.9%)                                                                                         ----------
      1,100  GlobalSantaFe Corp.                    75                                                                       452

FINANCIAL SERVICES (7.9%)
      1,500  Affiliated Managers Group             195(*)          TELECOMMUNICATIONS (9.8%)
        300  Chicago Mercantile Exchange           159                  4,500  ALLTEL Corp.                                  308
      2,800  FTI Consulting                        104(*)               3,700  Leap Wireless International                   316(*)
      3,100  Nuveen Investments                    170                  1,900  NII Holdings                                  155(*)
                                            ----------                                                                ----------
                                                   628                                                                       779
HEALTH CARE (4.9%)                                                 TRANSPORTATION (1.2%)
      4,000  Allscripts Healthcare Solutions        98(*)               1,800  C.H. Robinson Worldwide                        98
      5,000  Cytyc Corp.                           212(*)
      2,500  Immucor, Inc.                          79(*)
                                            ----------
                                                   389
HOUSEHOLD & PERSONAL PRODUCTS (1.5%)
      1,900  Procter & Gamble                      121

INDUSTRIAL (1.8%)
      1,200  Deere & Co.                           145

INTERNET (3.7%)
        300  Google Inc. Class A                   150(*)
      4,700  ValueClick, Inc.                      147(*)
                                            ----------
                                                   297

See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS All Cap Growth Fund cont'd
--------------------------------------------------

NUMBER OF SHARES                                                      MARKET VALUE(+)
                                                                      $000'S OMITTED)

TOTAL COMMON STOCKS
(COST $6,241)                                                             7,524
                                                                    -----------
SHORT-TERM INVESTMENTS (7.2%)
    574,420  Neuberger Berman Prime Money
              Fund Trust Class
              (COST $574)                                                   574(#)(@)
                                                                    -----------
TOTAL INVESTMENTS (101.4%)
(COST $6,815)                                                             8,098(##)
Liabilities, less cash, receivables and other
  assets [(1.4%)]                                                         (115)
                                                                    -----------
TOTAL NET ASSETS (100.0%)                                      $          7,983
                                                                    -----------


See Notes to Schedule of Investments

                                                                                                         MAY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Century Fund
------------------------------------
NUMBER OF SHARES                                    MARKET VALUE(+)       NUMBER OF SHARES                        MARKET VALUE(+)
                                                 ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (99.5%)                                                             2,100  W.W. Grainger                    185
BASIC MATERIALS (3.7%)                                                                                             ----------
        4,000  Airgas, Inc.                             171                                                               726
        3,800  Monsanto Co.                             234               INTERNET (1.9%)
                                                 ----------                         300  Google Inc. Class A              149(*)
                                                        405                       2,000  Yahoo! Inc.                       58(*)
BIOTECHNOLOGY (4.0%)                                                                                               ----------
        2,800  Amgen, Inc.                              158(*)                                                            207
        1,900  Celgene Corp.                            116(*)            LEISURE (3.5%)
        2,000  Genentech, Inc.                          160(*)                    3,500  Marriott International           161
                                                 ----------                       2,100  Orient-Express Hotel             112
                                                        434                       2,200  Steiner Leisure                  110(*)
BUSINESS SERVICES - IT BUSINESS SERVICES (1.7%)                                                                    ----------
        1,800  Accenture Ltd.                            74                                                               383
        2,200  Automatic Data Processing                109               MANUFACTURING (2.8%)
                                                 ----------                       8,100  General Electric                 304
                                                        183               MEDIA (3.5%)
COMMUNICATIONS EQUIPMENT (2.7%)                                                   7,800  Comcast Corp. Class A            214(*)
        3,200  Avaya, Inc.                               51(*)                    2,500  Lamar Advertising                164
        9,025  Cisco Systems                            243(*)                                                     ----------
                                                 ----------                                                               378
                                                        294               OIL & GAS (6.6%)
CONSUMER PRODUCTS & SERVICES (1.1%)                                               1,400  EOG Resources                    108
        3,700  Newell Rubbermaid                        118                       2,300  Exxon Mobil                      191
                                                                                  1,700  GlobalSantaFe Corp.              116
CONSUMER STAPLES (2.0%)                                                           2,200  Valero Energy                    164
        3,400  Procter & Gamble                         216                       4,400  Williams Cos                     140
                                                                                                                   ----------
DIVERSIFIED (2.4%)                                                                                                        719
        4,500  Honeywell International                  261
                                                                          OIL SERVICES (1.3%)
ELECTRONICS (2.2%)                                                                1,800  Schlumberger Ltd.                140
        5,000  Emerson Electric                         242
                                                                          PHARMACEUTICAL (7.4%)
FINANCIAL SERVICES (7.0%)                                                         3,000  Eli Lilly                        176
        3,100  American Express                         201                       4,254  Johnson & Johnson                269
        7,300  Charles Schwab                           164                       5,900  Schering-Plough                  193
        3,500  Citigroup Inc.                           191                       3,000  Wyeth                            174
        2,100  Mellon Financial                          91                                                        ----------
        3,400  U.S. Bancorp                             118                                                               812
                                                 ----------
                                                        765               RETAIL (5.7%)
FOOD & BEVERAGE (3.2%)                                                            1,200  Coach, Inc.                       62(*)
        3,200  Coca-Cola                                169                       2,100  Kohl's Corp.                     158(*)
        2,600  PepsiCo, Inc.                            178                       7,550  Staples, Inc.                    189
                                                 ----------                       4,800  Walgreen Co.                     217
                                                        347                                                        ----------
HARDWARE (1.3%)                                                                                                           626
        1,300  IBM                                      139               SEMICONDUCTORS (6.6%)
                                                                                  2,600  Altera Corp.                      59
HEALTH PRODUCTS & SERVICES (4.0%)                                                 3,900  Applied Materials                 74
        2,800  Baxter International                     159                       1,900  Broadcom Corp.                    58(*)
        3,600  DENTSPLY International                   130                      11,000  Intel Corp.                      244
        4,500  IMS Health                               147                       1,300  KLA-Tencor                        71
                                                 ----------                       1,000  Lam Research                      54(*)
                                                        436                         900  Maxim Integrated Products         28
INDUSTRIAL (6.7%)                                                                 3,700  Texas Instruments                131
        1,400  Caterpillar Inc.                         110                                                        ----------
        2,200  Deere & Co.                              265                                                               719
        1,600  Fluor Corp.                              166

See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Century Fund cont'd
-------------------------------------------

NUMBER OF SHARES                                    MARKET VALUE(+)
                                                 ($000'S OMITTED)
SOFTWARE (6.7%)
        2,400  Adobe Systems                            106(*)
          800  Advent Software                           29(*)
       12,300  Microsoft Corp.                          377
        9,500  Oracle Corp.                             184(*)
          900  THQ Inc.                                  31(*)
                                                 ----------
                                                        727
TECHNOLOGY (4.8%)
        1,000  Akamai Technologies                       44(*)
        1,300  Apple, Inc.                              158(*)
          900  Cognizant Technology Solutions            71(*)
        3,400  Corning Inc.                              85(*)
        4,200  Electronic Data Systems                  121
        1,200  VeriFone Holdings                         41(*)
                                                 ----------
                                                        520
TELECOMMUNICATIONS (5.3%)
        4,300  ALLTEL Corp.                             295
        2,600  American Tower                           112(*)
        3,900  QUALCOMM Inc.                            167
                                                 ----------
                                                        574
TOBACCO (1.4%)
        2,200  Altria Group                             156
TOTAL COMMON STOCKS
(COST $8,713)                                        10,831
                                                 ----------
SHORT-TERM INVESTMENTS (0.6%)
       67,518  Neuberger Berman Prime Money
                Fund Trust Class (COST $68)              68(#)(@)
                                                 ----------

TOTAL INVESTMENTS (100.1%)
(COST $8,781)                                        10,899(##)
Liabilities, less cash, receivables and other
  assets [(0.1%)]                                       (11)
                                                 ----------

TOTAL NET ASSETS (100.0%)                       $    10,888
                                                 ----------



See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Equity Income Fund
------------------------------------------
NUMBER OF SHARES                               MARKET VALUE(+)  NUMBER OF SHARES                                     MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (80.4%)                                           OIL SERVICES (1.7%)
                                                                    1,200  Schlumberger Ltd.                             93(++++)
BANKING (1.8%)
    2,000  Bank of America                           101        PHARMACEUTICAL (2.8%)
                                                                    1,500  Johnson & Johnson                             95
BANKING & FINANCIAL (2.1%)                                          1,100  Wyeth                                         64(++++)
    1,600  Lincoln National                          116(++++)                                                -------------
                                                                                                                        159
BASIC MATERIALS (1.9%)                                          REAL ESTATE (15.1%)
    6,100  Gold Fields ADR                           106            7,800  Annaly Mortgage Management                   121
                                                                    1,000  Colonial Properties Trust                     49
BUSINESS SERVICES (0.4%)                                            1,300  Duke Realty                                   52
    2,200  Coinmach Service Class A                   24            2,000  Equity Residential                           101
                                                                  120,000  GZI Real Estate Investment Trust              48
COAL (2.4%)                                                           950  Mack-Cali Realty                              46
    4,600  Fording Canadian Coal Trust               134            2,600  Potlatch Corp.                               114
                                                                    1,300  Rayonier Inc.                                 59
COMMERCIAL SERVICES (1.1%)                                          1,900  Realty Income                                 52
    1,400  Macquarie Infrastructure                   62            1,600  UDR, Inc.                                     49
                                                                    7,300  UMH Properties                               104
ENERGY (9.8%)                                                       1,100  Weingarten Realty Investors                   51
    6,400  Cathedral Energy Services                                                                          -------------
            Income Trust                              65                                                                846
    3,000  CCS Income Trust                          108        SELF STORAGE (0.8%)
    2,274  Enbridge Energy Management                126(*)         2,500  U-Store-It Trust                              46
    2,300  Enerplus Resources Fund                   112
    1,600  ENI ADR                                   113        SEMICONDUCTORS (1.1%)
      800  Spectra Energy                             21            1,500  Microchip Technology                          61
                                           -------------
                                                     545        SOFTWARE (1.0%)
FINANCE (4.3%)                                                      1,800  Microsoft Corp.                               55
    7,300  PennantPark Investment                    109(*)
    2,100  Tortoise Energy Capital                    63        TECHNOLOGY - Semiconductor (1.1%)
    1,600  Tortoise Energy Infrastructure             68            1,800  Texas Instruments                             64(++++)
                                           -------------
                                                     240        UTILITIES (13.6%)
FINANCIAL SERVICES (3.5%)                                           1,400  California Water Service Group                52
    3,900  Aeroplan Income Fund                       76              600  Dominion Resources                            53
    1,000  American Express                           65            1,600  Duke Energy                                   31
      750  American International Group               54(OO)        1,800  Exelon Corp.                                 141(++++)
                                           -------------              950  FPL Group                                     61(++++)
                                                     195              800  National Grid ADR                             62
FOOD & BEVERAGE (2.1%)                                              1,200  New Jersey Resources                          66
    2,200  Anheuser-Busch                            117(++++)      1,300  ONEOK, Inc.                                   71
                                                                    3,600  PNM Resources                                106
HEALTH CARE (1.8%)                                                  1,000  Sempra Energy                                 61(++++)
    1,800  Novartis AG ADR                           101            2,400  Xcel Energy                                   55
                                                                                                              -------------
HOUSEHOLD & PERSONAL PRODUCTS (0.9%)                                                                                    759
      750  Kimberly-Clark                             53(++++)  TOTAL COMMON STOCKS
                                                                (COST $4,059)                                         4,495
INDUSTRIAL (3.1%)                                                                                             -------------
    3,000  General Electric                          113        CONVERTIBLE PREFERRED STOCKS (4.6%)
      900  ProLogis                                   58            1,100  Chesapeake Energy, Ser. D                    114
                                           -------------            1,000  New York Community Capital Trust V            49
                                                     171
INSURANCE (1.9%)
    3,600  Arthur J. Gallagher                       106

OIL & GAS (6.1%)
    3,700  Canadian Oil Sands Trust                  112
    4,400  Hugoton Royalty Trust                     120
    3,000  Sasol Limited ADR                         109
                                           -------------
                                                     341

See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Equity Income Fund cont'd
------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)

    2,000  Sovereign Capital Trust IV                 95
                                           -------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $252)                                          258
                                           -------------
PRINCIPAL AMOUNT
CONVERTIBLE BONDS (9.0%)
 $ 50,000   American Tower Corp., Notes,
             5.00%, due 2/15/10, Moody's
             Rating Ba1, S&P Rating BB+               50
  100,000   Edwards Lifesciences Corp.,
             Debentures, 3.88%, due 5/15/33          104(^^)
  100,000   Invitrogen Corp., Senior
             Unsecured Notes, 3.25%, due
             6/15/25                                 100(^^)
  100,000   Ivax Corp., Senior Subordinated
             Notes, 4.50%, due 5/15/08               101(^^)
   50,000   Level 3 Communications, Inc.,
             Subordinated Debentures,
             6.00%, due 3/15/10, Moody's
             Rating Caa3, S&P Rating CCC              48
  100,000   US Bancorp, Floating Rate
             Debentures, 3.68%, due 8/21/07,
             Moody's Rating Aa2, S&P Rating
             AA                                      101(u)
                                           -------------
TOTAL CONVERTIBLE BONDS
(COST $492)                                          504
                                           -------------

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (7.4%)
  410,507   Neuberger Berman Prime Money
             Fund Trust Class
             (COST $411)                             411(#)(@)
                                           -------------

TOTAL INVESTMENTS (101.4%)
(COST $5,214)                                      5,668(##)
Liabilities, less cash, receivables and other
 assets [(1.4%)]                                     (78)
                                           -------------

TOTAL NET ASSETS (100.0%)                  $       5,590
                                           -------------


See Notes to Schedule of Investments

                                                                                                         MAY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------
NUMBER OF SHARES                                     MARKET VALUE(+)  NUMBER OF SHARES                               MARKET VALUE(+)
                                                   ($000'S OMITTED)                                               ($000'S OMITTED)
COMMON STOCKS (99.4%)                                                 FINANCIAL SERVICES (1.9%)
                                                                            240,400  Financial Federal                   6,536(E)
BANKING (1.2%)                                                               47,300  ITLA Capital                        2,599
      243,200  Texas Capital Bancshares                5,479(*)                                                     ----------
                                                                                                                         9,135
BANKING & FINANCIAL (4.2%)
      165,286  Boston Private Financial Holdings       4,679          FINANCIAL TECHNOLOGY (0.5%)
      338,300  Wilshire Bancorp                        4,310(E)              73,700  Transaction Systems Architects      2,509(*)
      239,432  Wintrust Financial                     10,988
                                                  ----------          HEALTH PRODUCTS & SERVICES (11.9%)
                                                      19,977                158,700  Computer Programs and Systems       5,329
BASIC MATERIALS (1.0%)                                                       73,200  Haemonetics Corp.                   3,634(*)
      199,400  AMCOL International                     4,959(E)             103,900  Healthcare Services Group           2,896
                                                                            177,000  Healthspring, Inc.                  4,322(*)
BIOTECHNOLOGY (1.0%)                                                         60,800  ICU Medical                         2,441(*)(E)
       76,500  Techne Corp.                            4,566(*)             356,100  K-V Pharmaceutical                  9,615(*)
                                                                             96,900  LCA-Vision                          4,385
BUILDING, CONSTRUCTION & FURNISHING (0.7%)                                  146,100  MWI Veterinary Supply               5,633(*)
       63,500  NCI Building Systems                    3,264(*)(E)           77,900  Owens & Minor                       2,765
                                                                            290,300  STERIS Corp.                        8,729(E)
BUSINESS SERVICES (9.7%)                                                    258,263  Young Innovations                   6,413
       63,300  Advisory Board                          3,296(*)                                                     ----------
      296,800  Korn/Ferry International                7,720(*)                                                         56,162
      339,000  Navigant Consulting                     7,065(*)
      154,220  Ritchie Bros. Auctioneers               9,097
      453,035  Rollins, Inc.                          10,461(E)       INDUSTRIAL & COMMERCIAL PRODUCTS (5.7%)
      156,700  Watson Wyatt Worldwide Class A          8,081                175,500  Actuant Corp.                       9,763
                                                  ----------                 92,800  Middleby Corp.                     11,510(*)(E)
                                                      45,720                438,600  TriMas Corp.                        5,500(*)
CHEMICALS (2.2%)                                                                                                    ----------
      322,100  Rockwood Holdings                      10,336(*)                                                         26,773
                                                                      INSURANCE (3.1%)
CONSUMER DISCRETIONARY (2.1%)                                               247,600  American Equity Investment
      133,922  Monro Muffler Brake                     5,176                           Life Holding                      2,969(E)
      107,938  RC2 Corp.                               4,851(*)             330,500  Amerisafe Inc.                      6,111(*)
                                                  ----------                 77,400  Hilb Rogal and Hobbs                3,358
                                                      10,027                 72,300  Tower Group                         2,289
CONSUMER PRODUCTS & SERVICES (1.2%)                                                                                 ----------
      105,800  Central Garden & Pet                    1,518(*)(E)                                                      14,727
      211,700  Central Garden & Pet Class A            2,820(*)(E)    INTERNET (2.6%)
       49,135  Tootsie Roll Industries                 1,381                376,000  j2 Global Communications           12,532(*)(E)
                                                  ----------
                                                       5,719          MACHINERY & EQUIPMENT (7.8%)
CONSUMER STAPLES (0.6%)                                                     209,550  Bucyrus International              14,867(E)
       44,100  Chattem Inc.                            2,808(*)(E)          126,500  H&E Equipment Services              3,304(*)
                                                                            356,700  IDEX Corp.                         13,448
DEFENSE (1.3%)                                                              108,800  Regal-Beloit                        5,289(E)
      267,800  ARGON ST                                6,387(*)(E)                                                  ----------
                                                                                                                        36,908
DISTRIBUTOR (6.0%)
      213,200  Houston Wire & Cable                    6,104(*)       MANUFACTURING (3.1%)
      310,700  Interline Brands                        7,606(*)             177,200  Drew Industries                     5,970(*)
      144,000  MSC Industrial Direct                   7,712                227,153  RBC Bearings                        8,768(*)
      234,667  ScanSource, Inc.                        6,801(*)                                                     ----------
                                                  ----------                                                            14,738
                                                      28,223
ELECTRICAL & ELECTRONICS (1.0%)                                       MATERIALS (0.5%)
      223,000  LoJack Corp.                            4,902(*)              89,100  Spartech Corp.                      2,388(E)

ENTERTAINMENT (1.6%)                                                  OFFICE (1.2%)
      147,000  International Speedway                  7,703                234,600  Acco Brands                         5,867(*)

FILTERS (1.7%)                                                        OIL & GAS (2.5%)
      237,600  CLARCOR Inc.                            7,941(E)             234,100  Berry Petroleum Class A             8,528(E)

See Notes to Schedule of Investments

                                                                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------
NUMBER OF SHARES                                     MARKET VALUE(+)  NUMBER OF SHARES                              MARKET VALUE(+)
                                                  ($000'S OMITTED)                                               ($000'S OMITTED)

      109,200  Comstock Resources                      3,316(*)          87,625,201  Neuberger Berman Securities
                                                  ----------                          Lending Quality Fund, LLC         87,625(+)(+)
                                                      11,844                                                        ----------
OIL SERVICES (5.4%)                                                   TOTAL SHORT-TERM INVESTMENTS
      285,400  Cal Dive International                  4,412(*)       (COST $91,122)                                    91,122(#)
      158,400  CARBO Ceramics                          7,033(E)                                                     ----------
      507,000  TETRA Technologies                     14,161(*)(E)
                                                  ----------          TOTAL INVESTMENTS (118.7%)
                                                      25,606          (COST $421,598)                                  561,872(#)(#)
PUBLISHING & BROADCASTING (5.2%)                                      Liabilities, less cash, receivables and
      181,590  Courier Corp.                           7,300            other assets [(18.7%)]                         (88,415)
      451,600  Journal Communications                  6,210                                                        ----------
      177,000  Meredith Corp.                         11,011
                                                  ----------          TOTAL NET ASSETS (100.0%)                    $   473,457
                                                      24,521                                                        ----------
RESTAURANTS (1.8%)
      168,900  Ruby Tuesday                            4,657(E)
      261,600  Steak n Shake                           3,976(*)
                                                  ----------
                                                       8,633
SEMICONDUCTORS (1.4%)
      191,200  Cabot Microelectronics                  6,398(*)(E)

SPECIALTY RETAIL (1.8%)
       76,400  Guitar Center                           4,097(*)(E)
      157,100  Hibbett Sports                          4,394(*)
                                                  ----------
                                                       8,491
TECHNOLOGY (2.5%)
      119,400  Landauer, Inc.                          5,932
       37,988  MTS Systems                             1,668
      341,100  Online Resources                        4,240(*)
                                                  ----------
                                                      11,840
TRANSPORTATION (3.5%)
      221,093  Heartland Express                       3,708(E)
      157,100  Hub Group Class A                       5,809(*)
      145,500  Landstar System                         7,080(E)
                                                  ----------
                                                      16,597
WASTE MANAGEMENT (1.5%)
      229,400  Waste Connections                       7,070(*)

TOTAL COMMON STOCKS
(COST $330,476)                                      470,750
                                                  ----------
SHORT-TERM INVESTMENTS (19.3%)
    3,496,500  Neuberger Berman Prime Money
                Fund Trust Class                      3,497(@)


See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------
NUMBER OF SHARES                                   MARKET VALUE(+)   NUMBER OF SHARES                               MARKET VALUE(+)
                                                  ($000's OMITTED)                                                 ($000's OMITTED)
COMMON STOCKS (97.3%)                                                         424,300  Texas Instruments                  15,003
                                                                                                                    ----------------
CONSUMER GOODS & SERVICES (5.2%)                                                                                         304,358
         200,000  ALLTEL Corp.                          13,704       TOTAL COMMON STOCKS
         605,000  Constellation Brands                  14,701(*)(E) (COST $847,187)                                   1,183,182
         440,000  PepsiCo, Inc.                         30,065                                                      ----------------
         107,100  Vertrue Inc.                           5,168(*)    SHORT-TERM INVESTMENTS (8.3%)
                                                  ------------             46,319,197  Neuberger Berman Prime
                                                        63,638                          Fund Trust Class                  46,319(@)
ENERGY (12.5%)                                                             54,486,201  Neuberger Berman Securities
         900,000  Canadian Natural Resources            59,913                         Lending Quality Fund, LLC          54,486(++)
         595,900  Dresser-Rand Group                    21,214(*)                                                   ---------------
         925,000  Halliburton Co.                       33,254(E)    TOTAL SHORT-TERM INVESTMENTS
         675,000  Occidental Petroleum                  37,105       (COST $100,805)                                     100,805(#)
                                                  ------------                                                      ----------------
                                                       151,486
FINANCIAL SERVICES (18.5%)                                           TOTAL INVESTMENTS (105.6%)
         330,000  American International Group          23,872       (COST $947,992)                                   1,283,987(##)
         580,000  Capital One Financial                 46,273       Liabilities, less cash, receivables and other
       1,019,800  Citigroup Inc.                        55,569        assets [(5.6%)]                                   (67,907)
         507,400  Merrill Lynch                         47,051                                                      ----------------
         800,000  UBS AG                                52,192
                                                  ------------       TOTAL NET ASSETS (100.0%)                    $    1,216,080
                                                       224,957                                                      ----------------
HEALTH CARE (14.6%)
         780,000  Novartis AG ADR                       43,821
       1,200,000  Thermo Fisher Scientific              65,520(*)
         387,900  UnitedHealth Group                    21,245
         800,000  Wyeth                                 46,272
                                                  ------------
                                                       176,858
INDUSTRIAL (12.8%)
       1,038,200  American Standard                     62,063
         735,000  Rockwell Automation                   50,017(E)
       1,300,000  Tyco International                    43,368
                                                  ------------
                                                       155,448
MEDIA & ENTERTAINMENT (5.7%)
       1,700,000  Comcast Corp. Class A Special         46,206(*)
         520,500  Viacom Inc. Class B                   23,381(*)
                                                  ------------
                                                        69,587
RETAIL (3.0%)
       1,317,500  TJX Cos.                              36,850

TECHNOLOGY (25.0%)
       1,450,000  Amdocs Ltd.                           56,361(*)
         775,000  Cisco Systems                         20,863(*)
         521,200  Citrix Systems                        17,518(*)
         115,000  IBM                                   12,259
         975,000  International Rectifier               35,324(*)(E)
       2,120,800  Microsoft Corp.                       65,045
       2,440,600  Nokia Corp. ADR                       66,824
         353,000  QUALCOMM Inc.                         15,161



See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------


NUMBER OF SHARES                            MARKET VALUE(+)        NUMBER OF SHARES                               MARKET VALUE(+)
                                           ($000'S OMITTED)                                                      ($000'S OMITTED)


COMMON STOCKS (96.0%)                                                   5,300   Ruddick Corp.                             166
                                                                                                                 ------------
AEROSPACE (0.9%)                                                                                                      641,968
 2,193,100   Curtiss-Wright                    98,843
                                                                   DEFENSE (4.8%)
AGRICULTURE (0.7%)                                                  1,919,162   Alliant Techsystems                   193,836(*)(^)
 2,595,500   UAP Holding                       76,463(^)            1,321,800   CACI International                     68,139(*)
                                                                    1,529,339   DRS Technologies                       78,532
AUTOMOTIVE (0.8%)                                                   2,252,700   ManTech International                  72,041(*)(^)
 3,629,914   Gentex Corp.                      64,431               1,587,600   MTC Technologies                       33,133(*)(^)
   814,434   Lithia Motors                     21,892                 374,999   NCI, Inc. Class A                       5,666(*)(^)
                                         ------------                 824,000   SI International                       25,997(*)(^)
                                               86,323               2,035,025   SRA International                      51,669(*)
                                                                                                                 ------------
BANKING & FINANCIAL (5.3%)                                                                                            529,013
 1,646,700   Bank of Hawaii                    88,115
 1,550,219   Bank of the Ozarks                44,522(^)           DIAGNOSTIC EQUIPMENT (2.3%)
 1,130,794   BOK Financial                     61,380                 207,448   Biosite, Inc.                          19,069(*)
 1,479,754   Brookline Bancorp                 17,668               4,099,900   Cytyc Corp.                           173,344(*)
 1,543,400   Cullen/Frost Bankers              82,063               1,928,891   Immucor, Inc.                          60,914(*)
 2,570,900   East West Bancorp                104,224                                                            ------------
 1,392,408   Glacier Bancorp                   29,798                                                                 253,327
   405,200   Signature Bank                    13,473(*)
   912,643   Sterling Bancshares               10,486              EDUCATION (0.4%)
 2,112,100   UCBH Holdings                     39,306                 368,211   Strayer Education                      46,085
 2,015,943   Westamerica Bancorp               93,338(^)
                                         ------------              ELECTRIC UTILITIES (0.9%)
                                              584,373               1,460,517   NSTAR                                  50,870
                                                                    1,813,700   PNM Resources                          53,522
BANKS (0.2%)                                                                                                     ------------
   307,400   Flushing Financial                 5,057                                                                 104,392
 1,245,500   Oritani Financial                 19,081(*)
                                         ------------
                                               24,138              FILTERS (2.6%)
                                                                    5,484,022   CLARCOR Inc.                          183,276(^)
BUILDING, CONSTRUCTION & FURNISHING (0.9%)                          2,831,700   Donaldson Co.                         103,442
 2,958,700   Simpson Manufacturing             98,584(^)                                                         ------------
                                                                                                                      286,718
BUSINESS SERVICES (5.2%)
 1,984,567   Arbitron Inc.                    103,912(^)           FINANCIAL SERVICES (2.5%)
 3,691,931   Copart, Inc.                     115,151(*)            2,298,500   Eaton Vance                           100,881
 2,155,800   Harte-Hanks                       56,611                 766,200   FactSet Research Systems               48,907
 1,071,133   Healthcare Services Group         29,853               1,836,900   Interactive Data                       53,325
 2,011,300   Ritchie Bros. Auctioneers        118,647(^)            1,250,200   Nuveen Investments                     68,586
   492,600   Rollins, Inc.                     11,374                                                            ------------
 2,141,128   United Stationers                143,648(*)(^)                                                           271,699
                                         ------------
                                              579,196
                                                                   FINANCIAL TECHNOLOGY (0.9%)
CAPITAL EQUIPMENT (3.1%)                                            2,737,137   Fair Isaac                            103,601
 2,242,450   Bucyrus International            159,102(^)
 3,285,400   Joy Global                       186,052              FOOD PRODUCTS (0.4%)
                                         ------------               1,169,916   J & J  Snack Foods                     46,013(^)
                                              345,154
                                                                   HEALTH CARE (12.6%)
CAPITAL GOODS (0.1%)                                                7,314,896   American Medical Systems Holdings     137,227(*)(^)
   276,035   Houston Wire & Cable               7,903(*)            1,146,600   Charles River Laboratories
                                                                                  International                        60,965(*)
COAL (1.1%)                                                         2,508,300   DENTSPLY International                 90,650
 2,794,100   Foundation Coal Holdings         123,499(^)            1,722,700   Haemonetics Corp.                      85,515(*)(^)
                                                                    3,276,700   Henry Schein                          175,402(*)
CONSUMER PRODUCTS & SERVICES (5.8%)                                 1,812,281   IDEXX Laboratories                    160,006(*)(^)
 5,151,950   Alberto-Culver Co.               127,974(*)(^)         1,296,502   Integra LifeSciences Holdings          66,536(*)
 1,416,900   Central Garden & Pet              20,332(*)(^)         2,270,147   K-V Pharmaceutical                     61,294(*)
 1,085,500   Central Garden & Pet Class A      14,459(*)            2,148,900   Mentor Corp.                           86,902(^)
 6,267,618   Church & Dwight                  313,444(^)            3,873,900   Patterson Companies                   145,349(*)
 3,745,600   Matthews International           165,593(^)            3,700,456   Respironics, Inc.                     163,375(*)(^)


See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------


NUMBER OF SHARES                               MARKET VALUE(+)      NUMBER OF SHARES                                 MARKET VALUE(+)
                                              ($000'S OMITTED)                                                     ($000'S OMITTED)


 1,286,929   Surmodics, Inc.                         48,286(*)(^)   1,604,127   Carrizo Oil & Gas                       65,240(*)(^)
 1,824,694   VCA Antech                              72,221(*)      6,092,600   Denbury Resources                      220,918(*)(^)
 1,897,294   Wright Medical Group                    46,218(*)(^)   3,570,100   Encore Acquisition                      98,356(*)(^)
                                               ------------         3,215,500   EXCO Resources                          58,104(*)
                                                  1,399,946           587,000   Galleon Energy                           9,522(*)
                                                                    2,441,000   Highpine Oil & Gas                      35,602(*)
HEALTH PRODUCTS & SERVICES (1.7%)                                   1,300,435   Hugoton Royalty Trust                   35,398
 2,800,268   Arrow International                    107,530(^)      2,541,741   Parallel Petroleum                      58,612(*)(^)
 1,461,500   ICU Medical                             58,679(*)(^)   4,716,900   Pearl Exploration and Production        22,976(*)
   643,790   MWI Veterinary Supply                   24,825(*)(^)   3,124,700   Petrobank Energy and Resources          76,102(*)
                                               ------------         2,606,830   Petrohawk Energy                        42,491(*)
                                                    191,034         1,741,550   Quicksilver Resources                   77,482(*)
                                                                    2,364,200   Southwestern Energy                    112,536(*)
HEAVY INDUSTRY (0.3%)                                               2,930,000   St. Mary Land & Exploration            109,465
   980,500   Chicago Bridge & Iron                   38,200         9,875,000   UTS Energy                              48,562(*)
                                                                      840,900   Western Oil Sands Class A               29,678(*)
INDUSTRIAL & COMMERCIAL PRODUCTS (4.0%)                             1,688,300   XTO Energy                              97,938
 4,172,700   Brady Corp.                            154,974(^)                                                   -------------
 2,203,832   Dionex Corp.                           156,252(*)(^)                                                    1,458,996
 1,022,900   Toro Co.                                61,200
 2,336,360   Trimble Navigation                      68,198(*)
                                               ------------
                                                    440,624        OIL SERVICES (5.0%)
                                                                    2,031,200   CARBO Ceramics                          90,185(^)
INDUSTRIAL GOODS & SERVICES (0.3%)                                  1,050,100   Flint Energy Services                   26,508(*)
    66,172   Mine Safety Appliances                   2,845           150,000   Flint Energy Services                    3,786(n)
   542,600   MSC Industrial Direct                   29,062         1,406,170   Helix Energy Solutions Group            56,036(*)
                                               ------------         3,380,200   Input/Output, Inc.                      54,185(*)
                                                     31,907         1,834,728   NATCO Group                             78,912(*)(^)
                                                                    1,179,589   National-Oilwell Varco                 111,412(*)
INDUSTRIAL MACHINERY (0.9%)                                         1,307,000   Oceaneering International               65,402(*)
 1,507,225   Rofin-Sinar Technologies               101,738(*)(^)     207,900   Pason Systems                            3,242
                                                                    1,070,176   Unit Corp.                              65,934(*)
INSURANCE (1.9%)                                                                                                  ------------
 1,436,400   Arthur J. Gallagher                     42,230                                                            555,602
 3,504,200   Brown & Brown                           91,319
   660,464   Erie Indemnity                          36,775
 1,316,200   HCC Insurance Holdings                  43,316        PACKING & CONTAINERS (2.2%)
                                               ------------         6,401,800   AptarGroup Inc.                        240,452(^)
                                                    213,640
                                                                   PHARMACEUTICAL (2.0%)
MACHINERY & EQUIPMENT (0.9%)                                          672,000   ICON PLC                                31,174(*)
 1,325,000   A.S.V., Inc.                            23,228(*)      5,168,700   Pharmaceutical Product
   330,300   Graco Inc.                              13,225                       Development                          188,658
 1,189,500   Nordson Corp.                           61,842                                                       ------------
                                               ------------                                                            219,832
                                                     98,295
                                                                   RESTAURANTS (0.9%)
MANUFACTURING (0.3%)                                                1,701,300   IHOP Corp.                              98,931(^)
 1,034,800   Drew Industries                         34,862(*)
                                                                   RETAIL (1.9%)
MEDICAL SERVICES (0.4%)                                             2,113,449   Big 5 Sporting Goods                    53,449(^)
 1,779,934   AmSurg Corp.                            43,804(*)(^)     643,800   Buckle, Inc.                            26,331
                                                                    1,755,800   Hibbett Sports                          49,110(*)(^)
METALS (1.4%)                                                       5,954,284   Sally Beauty Holdings                   54,601(*)
 1,157,400   Eldorado Gold                            6,597(*)        616,900   Tractor Supply                          32,825(*)
 1,904,600   Gammon Lake Resources                   24,912(*)                                                    ------------
 4,518,430   Ivanhoe Mines                           64,162(*)                                                         216,316
 3,876,800   Novagold Resources                      60,788(*)
                                               ------------        SOFTWARE (0.5%)
                                                    156,459         2,139,914   Blackbaud, Inc.                         50,694

MINING (1.1%)                                                      TECHNOLOGY (3.5%)
 3,615,300   Compass Minerals International         123,462(^)         834,849  Electronics for Imaging                 23,802(*)
                                                                     2,223,971  MICROS Systems                         123,408(*)(^)
OIL & GAS (13.2%)                                                      786,500  NovAtel Inc.                            29,100(*)(^)
 1,438,614   Arena Resources                         73,197(*)(^)    1,378,500  RightNow Technologies                   21,477(*)
 1,639,200   Berry Petroleum Class A                 59,716
 3,259,000   Cabot Oil & Gas                        127,101



See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------



NUMBER OF SHARES                                      MARKET VALUE(+)
                                                     ($000'S OMITTED)


 4,610,647   Zebra Technologies                           184,933(*)(^)
                                                     ------------
                                                          382,720

TECHNOLOGY - SEMICONDUCTOR (0.2%)
   840,000    Cognex Corp.                                 19,765

TRANSPORTATION (1.7%)
 1,672,900    Forward Air                                  56,895(^)
    25,000    Heartland Express                               419
 1,218,300    Hub Group Class A                            45,053(*)
   993,517    Pacer International                          26,746
 1,462,000    Wabtec Corp.                                 57,252
                                                     ------------
                                                          186,365
UTILITIES (0.2%)
   383,600    New Jersey Resources                         21,015

TOTAL COMMON STOCKS
(COST $6,570,222)                                      10,631,951
                                                     ------------

SHORT-TERM INVESTMENTS (4.2%)
 461,318,488  Neuberger Berman Prime Money
                Fund Trust Class
                (COST $461,318)                           461,318(#)(@)
                                                     ------------


TOTAL INVESTMENTS (100.2%)
(COST $7,031,540)                                      11,093,269(##)
Liabilities, less cash, receivables and other
  assets [(0.2%)]                                         (19,070)
                                                     -------------
TOTAL NET ASSETS (100.0%)                            $ 11,074,199
                                                     -------------

See Notes to Schedule of Investments


                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------


NUMBER OF SHARES                             MARKET VALUE(+)                  NUMBER OF SHARES                       MARKET VALUE(+)
                                             ($000'S OMITTED)                                                       ($000'S OMITTED)
COMMON STOCKS (97.3%)                                                  OIL & GAS (3.4%)
AUTOMOTIVE (3.9%)                                                           213,850       Cimarex Energy                   8,988
    424,000       BorgWarner, Inc.                 35,684                 1,000,100       Newfield Exploration            48,045(*)
    240,500       Toyota Motor ADR                 29,043                                                          -------------
                                            -------------                                                                 57,033
                                                   64,727              OIL SERVICES (0.7%)
BANKING & FINANCIAL (7.8%)                                                  148,400       Schlumberger Ltd.               11,556
   1,602,150       Bank of New York                64,983
     943,400       State Street                    64,406              PHARMACEUTICAL (3.3%)
                                            -------------                   986,700       Novartis AG ADR                 55,433
                                                  129,389
BIOTECHNOLOGY (0.5%)                                                   SOFTWARE (3.5%)
     555,700       Medarex, Inc.                    8,886(*)              1,905,835       Intuit Inc.                     58,128(*)

CABLE SYSTEMS (9.0%)                                                   TECHNOLOGY (5.4%)
   1,970,550       Comcast Corp. Class A                                    905,865       Euronet Worldwide               24,340(*)
                     Special                       53,559(*)              2,098,560       National Instruments            66,147
   1,911,063       Liberty Global Class A          73,385(*)                                                       -------------
     620,163       Liberty Global Class C          22,171(*)                                                              90,487
                                            -------------              TECHNOLOGY - SEMICONDUCTOR (10.1%)
                                                  149,115                 3,669,450       Altera Corp.                    83,700
CONSUMER DISCRETIONARY (1.0%)                                             2,384,200       Texas Instruments               84,305
     182,725       V.F. Corp.                      17,136                                                          -------------
                                                                                                                         168,005
CONSUMER STAPLES (1.2%)                                                TRANSPORTATION (3.0%)
     361,575       Costco Wholesale                20,418                   907,300       Canadian National Railway       49,529

ENERGY (3.4%)                                                          UTILITIES (3.7%)
   1,628,400       BG Group PLC                    24,892                 3,633,532       National Grid                   56,335
     480,400       BP PLC ADR                      32,192                    67,218       National Grid ADR                5,227
                                            -------------                                                          -------------
                                                   57,084                                                                 61,562
FINANCIAL SERVICES (5.0%)                                              WASTE MANAGEMENT (4.8%)
   1,201,264       Citigroup Inc.                  65,457                   872,250       Republic Services               26,412
      74,525       Goldman Sachs Group             17,202                 1,374,900       Waste Management                53,167
                                            -------------                                                          -------------
                                                   82,659                                                                 79,579
HEALTH PRODUCTS & SERVICES (4.0%)
   1,222,700       UnitedHealth Group              66,967              TOTAL COMMON STOCKS
                                                                       (COST $1,086,673)                               1,620,176
INDUSTRIAL (7.7%)                                                                                                  -------------
     616,200       3M Co.                          54,201
   1,013,600       Danaher Corp.                   74,500(E)           SHORT-TERM INVESTMENTS (3.6%)
                                            -------------                44,557,525       Neuberger Berman Prime
                                                  128,701                                    Money Fund Trust Class       44,558(@)
INSURANCE (7.2%)                                                         15,025,201       Neuberger Berman Securities
     228,100       American International Group    16,501                                    Lending Quality Fund, LLC    15,025(++)
   1,404,650       Progressive Corp.               32,377                                                          -------------
   1,536,450       Willis Group Holdings           71,153
                                            -------------              TOTAL SHORT-TERM INVESTMENTS
                                                  120,031              (COST $59,583)                                     59,583(#)
LIFE SCIENCE TOOLS & SUPPLIES (2.0%)                                                                               -------------
     434,450       Millipore Corp.                 32,484(*)
                                                                       TOTAL INVESTMENTS (100.9%)
MEDIA (6.7%)                                                           (COST $1,146,256)                               1,679,759(##)
   1,728,000       E.W. Scripps                    78,831
   1,338,669       Liberty Media Holding                               Liabilities, less cash, receivables
                     Interactive Class A           32,436(*)            and other assets [(0.9%)]                       (15,247)
                                                                                                                   -------------
                                            -------------              TOTAL NET ASSETS (100.0%)                    $ 1,664,512
                                                  111,267                                                          -------------




See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund
------------------------------------------




SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                       MARKET VALUE+            PERCENTAGE OF
INDUSTRY                             (000'S OMITTED)               NET ASSETS
Oil & Gas                            $       285,472               17.2%
Banks                                        230,936               13.9%
Capital Goods                                175,875               10.6%
Commercial Services & Supplies                84,685                5.1%
Automobiles & Components                      78,907                4.8%
Telecommunications - Wireless                 72,066                4.3%
Construction Materials                        63,944                3.9%
Technology - Hardware                         59,347                3.6%
Hotels, Restaurants & Leisure                 56,310                3.4%
Consumer Durables & Apparel                   53,604                3.2%
Materials - Metals & Mining                   50,315                3.0%
Chemicals                                     48,139                2.9%
Food, Beverage & Tobacco                      42,249                2.5%
Media                                         41,616                2.5%
Energy Services & Equipment                   31,814                1.9%
Preferred Stocks                              30,485                1.8%
Energy                                        29,413                1.8%
Consumer Discretionary                        25,540                1.5%
Technology - Software                         17,845                1.1%
Insurance                                     16,256                1.0%
Household & Personal Products                 16,232                1.0%
Telecommunications - Diversified              12,531                0.8%
Consumer Staples                              12,160                0.7%
Health Care Equipment & Services              12,051                0.7%
Software                                      10,865                0.7%
Real Estate                                    9,272                0.6%
Materials                                      8,024                0.5%
Technology - Semiconductor                     7,086                0.4%
Pharmaceuticals & Biotechnology                6,858                0.4%
Other Assets-Net                              69,712                4.2%
                                          ----------            --------
                                     $     1,659,609              100.0%
                                          ----------            --------






See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Fund
------------------------------------------

NUMBER OF SHARES                                 MARKET VALUE(+)     NUMBER OF SHARES                                MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)

COMMON STOCKS (90.1%)                                                GREECE (0.8%)
ARGENTINA (1.0%)                                                            335,227  Sarantis SA                         4,059
       318,255  Tenaris SA ADR                   15,801                     169,419  Titan Cement                       10,026
                                                                                                                    ----------
AUSTRALIA (2.9%)                                                                                                        14,085
     2,432,674  Paladin Resources                17,626(*)(E)        HONG KONG (1.0%)
       847,992  Woodside Petroleum               30,194(E)               24,350,000  TPV Technology                     16,684
                                              ----------
                                                   47,820            IRELAND (7.9%)
AUSTRIA (0.5%)                                                              661,682  Allied Irish Banks                 19,961
       236,437  Zumtobel AG                       8,844(*)                2,300,630  Anglo Irish Bank                   54,018
                                                                            852,476  CRH PLC                            41,523
BELGIUM (4.5%)                                                            4,218,434  Dragon Oil PLC                     14,785(*)
       529,686  Euronav SA                       19,671(E)                                                          ----------
       317,572  Fortis                           13,195(E)                                                             130,287
       153,178  ICOS Vision Systems NV            7,086(*)           ITALY (1.5%)
       414,477  InBev NV                         34,918                   1,183,120  Marazzi Group                      17,670(E)
                                              ----------                    865,634  Nice SPA                            7,641(E)
                                                 74,870                                                             ----------
BRAZIL (2.5%)                                                                                                           25,311
       245,345  M Dias Branco SA                  3,832
       890,517  Natura Cosmeticos SA             12,173              JAPAN (13.7%)
       231,845  Petroleo Brasileiro ADR          25,076                     428,600  Aica Kogyo                          5,198
                                              ----------                  1,174,000  Bosch Corp.                         5,412(E)
                                                 41,081                     816,000  CHIYODA Corp.                      16,427
CANADA (11.2%)                                                            1,041,000  F.C.C. Co.                         19,717
       356,280  Addax Petroleum                  13,657                       7,325  Fullcast Co., Ltd.                 10,292(E)
       347,400  Addax Petroleum                  13,317(n)                   93,550  Gulliver International
       447,870  Canadian Natural Resources       29,767                                Co. Ltd.                          5,181
       483,930  Corus Entertainment Inc.,                                 1,052,900  Heiwa Corp.                        12,631(E)
                  B Shares                       22,396                     156,500  Hogy Medical Co.                    6,726
     2,521,500  First Calgary Petroleums Ltd.    11,787(*)(E)               661,900  Kaga Electronics Co., Ltd.         12,101
       783,895  MacDonald Dettwiler              32,474(*)(E)               845,400  Mars Engineering                   18,825(E)
       285,100  Stantec, Inc.                     9,364(*)                  398,000  Maruichi Steel Tube                12,395
       298,247  Suncor Energy                    25,902                   2,306,500  Nissan Motor                       25,661
     1,377,625  Talisman Energy                  27,820(E)                  159,400  Nissin Healthcare Food Service      2,155
                                              ----------                      5,820  Pasona, Inc.                       11,047(E)
                                                186,484                      18,700  PLENUS Co.                            370
FRANCE (8.3%)                                                               265,400  Sankyo Co.                         11,427
       134,478  BNP Paribas                      16,318(E)                2,657,200  Sumitomo Metal Industries          14,389
       168,396  Groupe Steria SCA                10,865(E)                1,084,600  Takuma Co.                          6,738(E)
       480,953  Ipsos                            19,220(E)                  255,100  TENMA Corp.                         4,580
       192,380  Kaufman & Broad SA               15,498                     591,000  TOPCON Corp.                        9,955(E)
        37,905  Pernod Ricard SA                  8,328                   1,188,000  Toray Industries                    8,024
        37,835  Societe Generale                  7,371                     295,300  Yamaha Motor                        7,522
       246,300  Total SA ADR                     18,583                                                             ----------
       130,273  Vallourec SA                     41,693                                                                226,773
                                              ----------             KOREA (2.9%)
                                                137,876                     431,860  Daegu Bank                          7,052
GERMANY (8.7%)                                                              105,275  Hyundai Mobis                       9,554
       611,181  C.A.T. Oil AG                    17,500(*)                  331,520  KT Corp.                           15,829
       169,515  Continental AG                   23,975(E)                   71,034  SK Telecom                         15,466
     1,039,810  Depfa Bank PLC                   19,168                                                             ----------
       123,300  Hypo Real Estate Holding AG       8,509(E)                                                              47,901
       347,045  Kloeckner & Co. AG               25,347(*)           NETHERLANDS (1.6%)
       134,081  Wacker Chemie AG                 27,264(E)                  147,408  OPG Groep NV                        5,325
       230,516  Wincor Nixdorf AG                22,921(E)                  252,254  Tele Atlas NV                       5,750(*)(E)
                                              ----------                    686,016  Wavin NV                           15,600(E)
                                                144,684                                                             ----------
                                                                                                                        26,675


See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

---------------------------------------------------




NUMBER OF SHARES                                 MARKET VALUE(+)     NUMBER OF SHARES                                MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)
NORWAY (1.6%)                                                           299,171,460  Neuberger Berman Securities
     1,098,800  DnB NOR ASA                      14,830(E)                             Lending Quality Fund, LLC       299,171(++)
       781,600  Prosafe ASA                      12,143(E)                                                          ----------
                                              ----------             TOTAL SHORT-TERM INVESTMENTS
                                                 26,973              (COST $347,357)                                   347,357(#)
SPAIN (0.6%)                                                                                                        ----------
       215,345  Renta Corp. Real Estate SA        9,272
                                                                     TOTAL INVESTMENTS (116.7%)
SWEDEN (0.3%)                                                        (COST $1,578,940)                               1,937,254(##)
       421,275  Nobia Ab                          5,221(E)
                                                                     Liabilities, less cash, receivables
SWITZERLAND (1.7%)                                                     and other assets [(16.7%)]                     (277,645)
       210,239  Advanced Digital Broadcast       12,531(*)                                                          ----------
       170,754  Swiss Re                         16,256
                                              ----------             TOTAL NET ASSETS (100.0%)                   $   1,659,609
                                                 28,787                                                             ----------
UNITED KINGDOM (16.9%)
       880,891  Barclays PLC                     12,594
       816,469  Barratt Developments             17,638
     1,780,248  Burren Energy                    28,271
       264,382  GlaxoSmithKline PLC               6,858
       913,582  Kensington Group                  8,918
     2,539,672  Lloyds TSB Group PLC             28,916
       613,206  Northern Rock                    13,113
       509,615  Northgate PLC                    10,686
       660,700  Paragon Group Cos. PLC            6,973
     1,153,389  Premier Foods PLC                 7,331
     1,048,836  Punch Taverns PLC                27,912
       166,840  Raymarine PLC                     1,410
     1,306,196  Redrow PLC                       15,247
     1,862,347  RPS Group                        13,451
     3,289,361  Tullow Oil PLC                   24,799
    13,031,732  Vodafone Group                   40,771
     1,230,390  William Hill                     15,397
                                              ----------
                                                280,285
TOTAL COMMON STOCKS
(COST $1,182,265)                             1,495,714
                                              ----------

PREFERRED STOCKS (5.7%)

BRAZIL (3.9%)
       936,050  Companhia Vale do Rio
                   Doce ADR                      35,926
       508,555  Ultrapar Participacoes           15,677
     1,860,261  Universo Online SA               12,095(*)
                                              ----------
                                                 63,698
GERMANY (1.8%)
        17,159  Porsche AG                       30,485(E)

TOTAL PREFERRED STOCKS
(COST $49,318)                                   94,183
                                              ----------

SHORT-TERM INVESTMENTS (20.9%)
    48,186,150  Neuberger Berman Prime
                  Money Fund Trust Class         48,186(@)





See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------


SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                      MARKET VALUE(+)         PERCENTAGE OF
INDUSTRY                              (000'S OMITTED)            NET ASSETS
Oil & Gas                             $       102,096               16.8%
Banks                                          83,606               13.8%
Capital Goods                                  63,721               10.5%
Automobiles & Components                       39,760                6.5%
Commercial Services & Supplies                 30,933                5.1%
Telecommunications - Wireless                  26,804                4.4%
Construction Materials                         23,318                3.8%
Technology - Hardware                          21,537                3.5%
Hotels, Restaurants & Leisure                  20,982                3.5%
Consumer Durables & Apparel                    19,464                3.2%
Materials - Metals & Mining                    18,626                3.1%
Chemicals                                      17,557                2.9%
Media                                          14,913                2.4%
Food, Beverage & Tobacco                       14,868                2.4%
Energy Services & Equipment                    11,603                1.9%
Energy                                         10,302                1.7%
Consumer Discretionary                          9,282                1.5%
Technology - Software                           6,508                1.1%
Household & Personal Products                   5,921                1.0%
Insurance                                       5,343                0.9%
Telecommunications - Diversified                4,708                0.8%
Consumer Staples                                4,411                0.7%
Health Care Equipment & Services                4,377                0.7%
Software                                        3,963                0.6%
Real Estate                                     3,382                0.6%
Materials                                       2,931                0.5%
Technology - Semiconductor                      2,712                0.4%
Pharmaceuticals & Biotechnology                 2,501                0.4%
Other Assets-Net                               31,810                5.3%
                                             --------              ------
                                      $       607,939              100.0%
                                             --------              ------







See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE(+)  NUMBER OF SHARES                                  MARKET VALUE(+)
                                               ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (89.1%)                                              GREECE (0.9%)
                                                                      122,265  Sarantis SA                              1,481
ARGENTINA (1.0%)                                                       61,791  Titan Cement                             3,656
    116,073  Tenaris SA ADR                           5,763                                                         ---------
                                                                                                                        5,137
AUSTRALIA (2.8%)
    863,285  Paladin Resources                        6,255(*)(E)  HONG KONG (1.0%)
    308,968  Woodside Petroleum                      11,001(E)      8,996,375  TPV Technology                           6,164
                                                  ---------
                                                     17,256        IRELAND (7.8%)
                                                                      241,327  Allied Irish Banks                       7,280
AUSTRIA (0.5%)                                                        843,785  Anglo Irish Bank                        19,812
     86,233  Zumtobel AG                              3,226(*)        310,811  CRH PLC                                 15,140
                                                                    1,538,540  Dragon Oil PLC                           5,392(*)
BELGIUM (4.4%)                                                                                                      ---------
    193,186  Euronav SA                               7,174(E)                                                         47,624
    115,823  Fortis                                   4,813(E)
     58,622  ICOS Vision Systems NV                   2,712(*)     ITALY (1.5%)
    143,712  InBev NV                                12,107           431,503  Marazzi Group                            6,445
                                                  ---------           312,938  Nice SPA                                 2,762(E)
                                                     26,806                                                         ---------
                                                                                                                        9,207
BRAZIL (2.5%)
     93,195  M Dias Branco SA                         1,455        JAPAN (13.6%)
    324,786  Natura Cosmeticos SA                     4,440           156,300  Aica Kogyo                               1,896
     84,560  Petroleo Brasileiro ADR                  9,146           428,000  Bosch Corp.                              1,973(E)
                                                  ---------           298,000  CHIYODA Corp.                            5,999(E)
                                                     15,041           390,900  F.C.C. Co.                               7,404
                                                                        2,670  Fullcast Co., Ltd.                       3,751(E)
CANADA (10.9%)                                                         34,120  Gulliver International
    109,506  Addax Petroleum                          4,198                      Co. Ltd.                               1,890
     99,400  Addax Petroleum                          3,810(n)        384,000  Heiwa Corp.                              4,607
    163,348  Canadian Natural Resources              10,857            57,100  Hogy Medical Co.                         2,454
    176,499  Corus Entertainment Inc., B                              232,600  Kaga Electronics Co., Ltd.               4,252
              Shares                                  8,168           308,300  Mars Engineering                         6,865(E)
    865,700  First Calgary Petroleums Ltd.            4,047(*)(E)     145,200  Maruichi Steel Tube                      4,522
    294,919  MacDonald Dettwiler                     12,217(*)        841,200  Nissan Motor                             9,359
    102,985  Stantec, Inc.                            3,382(*)         45,300  Nissin Healthcare Food
    108,764  Suncor Energy                            9,446                      Service                                  612
    502,445  Talisman Energy                         10,147             2,049  Pasona, Inc.                             3,889(E)
                                                  ---------             6,800  PLENUS Co.                                 135
                                                     66,272            96,800  Sankyo Co.                               4,168
                                                                    1,020,000  Sumitomo Metal Industries                5,523
FRANCE (8.1%)                                                         389,000  Takuma Co.                               2,416(E)
     49,049  BNP Paribas                              5,952(E)         93,011  TENMA Corp.                              1,670
     61,416  Groupe Steria SCA                        3,963(E)        221,600  TOPCON Corp.                             3,733(E)
    168,785  Ipsos                                    6,745           434,000  Toray Industries                         2,931
     70,163  Kaufman & Broad SA                       5,652           106,700  Yamaha Motor                             2,718
     13,455  Pernod Ricard SA                         2,956                                                         ---------
     13,680  Societe Generale                         2,665                                                            82,767
     89,830  Total SA ADR                             6,778(E)
     46,098  Vallourec SA                            14,753        KOREA (2.9%)
                                                  ---------           154,230  Daegu Bank                               2,518
                                                     49,464            38,394  Hyundai Mobis                            3,484
                                                                      241,983  KT Corp. ADR                             5,820(E)
GERMANY (8.6%)                                                        218,990  SK Telecom ADR                           5,882(E)
    216,585  C.A.T. Oil AG                            6,202(*)                                                      ---------
     60,049  Continental AG                           8,493(E)                                                         17,704
    379,235  Depfa Bank PLC                           6,991
     44,045  Hypo Real Estate Holding AG              3,040(E)     NETHERLANDS (1.6%)
    124,695  Kloeckner & Co. AG                       9,107(*)             53,230  OPG Groep NV                         1,923
     49,211  Wacker Chemie AG                        10,006(E)             92,004  Tele Atlas NV                        2,097(*)(E)
     84,065  Wincor Nixdorf AG                        8,359               256,034  Wavin NV                             5,822(E)
                                                  ---------                                                         ---------
                                                      52,198                                                            9,842

See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund cont'd
---------------------------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE(+)  NUMBER OF SHARES                                  MARKET VALUE(+)
                                               ($000'S OMITTED)                                                   ($000'S OMITTED)

NORWAY (1.6%)                                                      109,441,961  Neuberger Berman Securities
    392,700  DnB NOR ASA                              5,300(E)                   Lending Quality Fund, LLC            109,442(++)
    285,065  Prosafe ASA                              4,429(E)                                                      ---------
                                                  ---------        TOTAL SHORT-TERM INVESTMENTS
                                                      9,729        (COST $137,801)                                    137,801(#)
                                                                                                                    ---------
SPAIN (0.6%)
     78,541  Renta Corp. Real Estate SA               3,382        TOTAL INVESTMENTS (117.4%)
                                                                   (COST $615,980)                                    713,930(##)
SWEDEN (0.3%)                                                      Liabilities, less cash, receivables and other
    157,008  Nobia Ab                                 1,946          assets [(17.4%)]                                (105,991)
                                                                                                                    ----------
SWITZERLAND (1.7%)
     78,998  Advanced Digital Broadcast               4,708(*)(E)  TOTAL NET ASSETS (100.0%)                      $   607,939
     56,122  Swiss Re                                 5,343                                                         ---------
                                                  ---------
                                                     10,051

UNITED KINGDOM (16.8%)
    313,797  Barclays PLC                             4,486
    297,784  Barratt Developments                     6,433
    649,289  Burren Energy                           10,311
     96,408  GlaxoSmithKline PLC                      2,501
    333,199  Kensington Group                         3,253
    905,558  Lloyds TSB Group PLC                    10,310
    223,645  Northern Rock                            4,783
    185,865  Northgate PLC                            3,897
    227,680  Paragon Group Cos. PLC                   2,403
    434,383  Premier Foods PLC                        2,761
    395,466  Punch Taverns PLC                       10,524
     59,902  Raymarine PLC                              506
    465,416  Redrow PLC                               5,433
    678,023  RPS Group                                4,897
  1,199,689  Tullow Oil PLC                           9,045
  4,827,086  Vodafone Group                          15,102
    456,793  William Hill                             5,716
                                                  ---------
                                                    102,361

TOTAL COMMON STOCKS
(COST $457,345)                                     541,940
                                                  ---------

PREFERRED STOCKS (5.6%)

BRAZIL (3.8%)
    341,395  Companhia Vale do Rio Doce ADR          13,103
    162,790  Ultrapar Participacoes ADR               4,955
     22,700  Ultrapar Participacoes                     700
    678,472  Universo Online SA                       4,411(*)
                                                  ---------
                                                     23,169

GERMANY (1.8%)
      6,203  Porsche AG                              11,020(E)

TOTAL PREFERRED STOCKS
(COST $20,834)                                       34,189
                                                  ---------

SHORT-TERM INVESTMENTS (22.7%)
 28,359,319  Neuberger Berman Prime Money
              Fund Trust Class                       28,359(@)




See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Large Cap Fund
-----------------------------------------------------

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                            MARKET VALUE(+)    PERCENTAGE OF
Industry                                    (000'S OMITTED)       NET ASSETS
Diversified Banks                               $   21,965          15.8%
Oil & Gas Exploration & Production                  14,654          10.6%
Integrated Oil & Gas                                 9,276           6.7%
Steel                                                8,239           5.9%
Automobile Manufacturers                             6,759           4.9%
Construction Materials                               6,744           4.8%
Wireless Telecommunications Services                 6,010           4.3%
Brewers                                              5,443           3.9%
Industrial Machinery                                 4,479           3.2%
Pharmaceutical                                       3,537           2.5%
Coal & Consumable Fuels                              3,334           2.4%
Specialty Chemical                                   3,200           2.3%
Oil & Gas - Equipment & Services                     3,001           2.2%
Restaurants                                          2,928           2.1%
Home Builders                                        2,714           2.0%
Tire & Rubber                                        2,597           1.9%
Integrated Telecommunications Services               2,586           1.9%
Trading Companies & Distributors                     2,384           1.7%
Thrifts & Mortgage Finance                           2,315           1.7%
Diversified Capital Markets                          2,119           1.5%
Construction & Engineering                           1,933           1.4%
Reinsurance                                          1,906           1.4%
Casinos & Gaming                                     1,862           1.3%
Personal Products                                    1,630           1.2%
Computer Storage & Peripherals                       1,618           1.2%
Technology - Hardware                                1,375           1.0%
Leisure Products                                     1,244           0.9%
Other Diversified Financial Services                 1,240           0.9%
Advertising                                          1,131           0.8%
Banking                                              1,112           0.8%
Consumer Staples                                     1,026           0.7%
Materials                                              986           0.7%
Consumer Discretionary                                 935           0.7%
Automobiles & Components                               670           0.5%
Food Retail                                            650           0.5%
Other Assets-Net                                     5,066           3.7%
                                                -----------       ---------
                                                 $  138,668         100.0%
                                                -----------       ---------

See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS International Large Cap Fund
----------------------------------------------------
NUMBER OF SHARES                                       MARKET VALUE(+)      NUMBER OF SHARES                         MARKET VALUE(+)
                                                      ($000'S OMITTED)                                              ($000'S OMITTED)
COMMON STOCKS (89.0%)                                                          70,772  CRH PLC                             3,447
ARGENTINA (1.5%)                                                                                                   -------------
   41,075  Tenaris SA ADR                                  2,039                                                          11,392
                                                                            JAPAN (9.0%)
AUSTRALIA (3.9%)                                                              145,400  Bosch Corp.                           670
   25,638  Australia & New Zealand Banking Group             612               96,000  CHIYODA Corp.                       1,933
  261,460  Paladin Resources                               1,895(*)            51,100  Maruichi Steel Tube                 1,591
   81,450  Woodside Petroleum                              2,900              284,000  Nissan Motor                        3,160
                                                   -------------               28,900  Sankyo Co.                          1,244
                                                           5,407              362,000  Sumitomo Metal Industries           1,960
BELGIUM (3.5%)                                                                146,000  Toray Industries                      986
   29,843  Fortis                                          1,240               36,700  Yamaha Motor                          935
   43,171  InBev NV                                        3,637                                                   -------------
                                                   -------------                                                          12,479
                                                           4,877            KOREA (2.6%)
BRAZIL (3.9%)                                                                  68,120  Daegu Bank                          1,112
  119,250  Natura Cosmeticos SA                            1,630               49,975  KT Corp. ADR                        1,202
   34,415  Petroleo Brasileiro ADR                         3,722               49,975  SK Telecom ADR                      1,343
                                                   -------------                                                   -------------
                                                           5,352                                                           3,657
CANADA (11.2%)                                                              MEXICO (1.6%)
   73,715  Addax Petroleum                                 2,826               57,755  Cemex SAB de C.V. ADR               2,246(*)
   25,823  Bank of Nova Scotia                             1,299
   27,755  Cameco Corp.                                    1,439            NORWAY (2.0%)
   58,840  Canadian Natural Resources                      3,911              130,815  DnB NOR ASA                         1,765
   35,303  Suncor Energy                                   3,066               61,895  Prosafe ASA                           962
      300  Suncor Energy ADR                                  26                                                   -------------
  148,805  Talisman Energy                                 3,007                                                           2,727
                                                   -------------            SPAIN (1.0%)
                                                          15,574               60,897  Telefonica SA ADR                   1,384
DENMARK (0.8%)
   26,715  Danske Bank A/S                                 1,164            SWITZERLAND (5.6%)
                                                                               60,968  Logitech International SA           1,618(*)
FRANCE (8.6%)                                                                  37,709  Novartis AG                         2,119
   15,521  BNP Paribas                                     1,883               20,019  Swiss Re                            1,906
    4,670  Pernod Ricard SA                                1,026               32,482  UBS AG                              2,119
   24,937  Publicis Groupe                                 1,131                                                   -------------
    4,669  Societe Generale                                  910                                                           7,762
   32,675  Total SA ADR                                    2,462            UNITED KINGDOM (17.9%)
   13,997  Vallourec SA                                    4,479               96,845  Barclays PLC                        1,385
                                                   -------------              125,648  Barratt Developments                2,714
                                                          11,891               54,671  GlaxoSmithKline PLC                 1,418
GERMANY (7.0%)                                                                276,811  Lloyds TSB Group PLC                3,152
   18,364  Continental AG                                  2,597               76,647  Northern Rock                       1,639
  100,359  Depfa Bank PLC                                  1,850              110,004  Punch Taverns PLC                   2,928
    9,790  Hypo Real Estate Holding AG                       676               71,525  Tesco PLC                             650
   15,736  Wacker Chemie AG                                3,200              266,604  Tullow Oil PLC                      2,010
   13,830  Wincor Nixdorf AG                               1,375            1,491,789  Vodafone Group                      4,667
                                                   -------------              148,809  William Hill                        1,862
                                                           9,698               91,923  Wolseley PLC                        2,384
GREECE (0.7%)                                                                                                      -------------
   17,755  Titan Cement                                    1,051                                                          24,809
                                                                            TOTAL COMMON STOCKS
IRELAND (8.2%)                                                              (COST $110,465)                              123,509
   74,833  Allied Irish Banks                              2,258                                                   -------------
  242,210  Anglo Irish Bank                                5,687            Preferred Stocks (7.3%)

                                                                            BRAZIL (4.7%)
                                                                              122,140  Companhia Vale do Rio Doce
                                                                                        ADR                                4,688




See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Large Cap Fund cont'd
-----------------------------------------------------------


NUMBER OF SHARES                                       MARKET VALUE(+)
                                                      ($000'S OMITTED)
   26,640  Companhia de Bebidas das
            Americas ADR                                   1,806
                                                   -------------
                                                           6,494
GERMANY (2.6%)
    2,026  Porsche AG                                      3,599
TOTAL PREFERRED STOCKS
(COST $6,686)                                             10,093
                                                   -------------
SHORT-TERM INVESTMENTS (2.6%)

   3,606,493 Neuberger Berman Prime Money
           Fund Trust Class (COST $3,606)                  3,606(#)(@)
                                                   -------------
TOTAL INVESTMENTS (98.9%)
(COST $120,757)                                          137,208(##)
Cash, receivables and other assets, less
 liabilities (1.1%)                                        1,460
                                                   -------------

TOTAL NET ASSETS (100.0%)                          $     138,668
                                                   -------------


See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund
--------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)      NUMBER OF SHARES                               MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (96.9%)                                                   82,500  XTO Energy                              4,786
AEROSPACE (4.5%)                                                                                                -------------
     90,000  BE Aerospace                           3,446(*)                                                           35,168
     91,000  Precision Castparts                   10,880          FINANCIAL SERVICES (6.0%)
     93,000  Rockwell Collins                       6,572               76,500  AerCap Holdings NV                      2,372(*)
                                            -------------               16,500  Chicago Mercantile Exchange             8,761
                                                   20,898               45,000  GFI Group                               3,353(*)
BASIC MATERIALS (2.1%)                                                  75,000  Moody's Corp.                           5,224(E)
    125,500  Airgas, Inc.                           5,351               30,000  Northern Trust                          1,952
     53,500  Albemarle Corp.                        2,174              117,500  Nuveen Investments                      6,446(E)
     30,000  Freeport-McMoRan Copper &                                                                          -------------
              Gold                                  2,361                                                              28,108
                                            -------------          FOOD & BEVERAGE (1.1%)
                                                    9,886               57,500  Corn Products International             2,359
BIOTECHNOLOGY (3.5%)                                                    72,500  Hansen Natural                          2,886(*)
     25,000  Amylin Pharmaceuticals                 1,156(*)                                                    -------------
    160,000  Celgene Corp.                          9,798(*)(E)                                                         5,245
     15,000  Cephalon, Inc.                         1,245(*)       HEALTH CARE (9.9%)
     50,000  Gilead Sciences                        4,139(*)            15,000  Allergan, Inc.                          1,868
                                            -------------              145,000  Allscripts Healthcare Solutions         3,561(*)(E)
                                                   16,338              113,500  Cerner Corp.                            6,448(*)(E)
BUSINESS SERVICES (11.5%)                                              180,000  Cytyc Corp.                             7,611(*)
    117,000  Alliance Data Systems                  9,117(*)            20,000  Express Scripts                         2,042(*)
    297,000  CB Richard Ellis Group                11,054(*)(E)         70,000  Gen-Probe                               3,786(*)
     45,000  Corporate Executive Board              2,993               55,000  Healthways, Inc.                        2,564(*)(E)
     52,500  Corrections Corporation of                                132,500  Pharmaceutical Product
              America                               3,402(*)                     Development                            4,836
     75,000  Ecolab Inc.                            3,236              130,000  Psychiatric Solutions                   5,073(*)
     70,000  Intuit Inc.                            2,135(*)            35,000  Shire PLC ADR                           2,441
     80,000  Iron Mountain                          2,199(*)           128,500  VCA Antech                              5,086(*)
     40,000  MasterCard, Inc. Class A               5,982(E)            20,000  WebMD Health Class A                    1,005(*)(E)
     22,500  Stericycle, Inc.                       2,051(*)                                                    -------------
    130,000  Trimble Navigation                     3,795(*)                                                           46,321
    132,500  VeriFone Holdings                      4,589(*)(E)    INDUSTRIAL (2.8%)
     85,400  VistaPrint Ltd.                        3,422(*)            68,500  Danaher Corp.                           5,035(E)
                                            -------------               90,000  Fastenal Co.                            3,900(E)
                                                   53,975               40,200  Fluor Corp.                             4,185
                                                                                                                -------------
COMMUNICATIONS EQUIPMENT (1.9%)                                                                                        13,120
     58,500  Harris Corp.                           2,920          LEISURE (6.2%)
    110,000  Juniper Networks                       2,685(*)            95,000  Gaylord Entertainment                   5,351(*)
    100,000  SBA Communications                     3,213(*)           100,000  Hilton Hotels                           3,555
                                            -------------               95,000  Marriott International                  4,375
                                                    8,818               61,500  Orient-Express Hotel                    3,294
CONSUMER STAPLES (1.9%)                                                 95,000  Penn National Gaming                    5,076(*)
     60,000  Chattem Inc.                           3,820(*)(E)        120,000  Scientific Games Class A                4,481(*)(E)
    107,500  Shoppers Drug Mart                     5,068               72,500  WMS Industries                          3,071(*)
                                            -------------                                                       -------------
                                                    8,888                                                              29,203
DIAGNOSTIC EQUIPMENT (0.4%)                                        MEDIA (3.5%)
     20,000  IDEXX Laboratories                     1,766(*)            95,000  Bigband Networks                        1,642(*)
                                                                        95,000  Focus Media Holding ADR                 4,202(*)(E)
ENERGY (7.5%)                                                          100,000  Grupo Televisa GDS                      2,878
    191,000  Denbury Resources                      6,926(*)            62,500  Lamar Advertising                       4,094
    110,000  Dresser-Rand Group                     3,916(*)            65,000  Liberty Global Class A                  2,496(*)
     40,000  Murphy Oil                             2,360(E)            45,000  Virgin Media                            1,166
     57,500  National-Oilwell Varco                 5,431(*)                                                    -------------
    160,000  Range Resources                        6,198                                                              16,478
    100,000  Smith International                    5,551

See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund cont'd
---------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)      NUMBER OF SHARES                                MARKET VALUE(+)
                                             ($000'S OMITTED)                                                     ($000'S OMITTED)

MEDICAL EQUIPMENT (4.1%)                                                75,000  Expeditors International                3,275
     47,500  C.R. Bard                             4,010                                                        -------------
     67,500  Hologic, Inc.                         3,651(*)                                                             7,609
     20,500  Intuitive Surgical                    2,821(*)        UTILITIES (0.3%)
    120,000  Kyphon Inc.                           5,699(*)(E)          35,000  Mirant Corp.                            1,624(*)
     65,000  ResMed Inc.                           2,930(*)        TOTAL COMMON STOCKS
                                            ------------           (COST $273,373)                                    453,927
                                                  19,111                                                         ------------
RETAIL (6.8%)                                                      SHORT-TERM INVESTMENTS (18.6%)
     42,000  Abercrombie & Fitch                   3,471             12,745,156 Neuberger Berman Prime Money
    210,000  Coach, Inc.                          10,786(*)                      Fund Trust Class                      12,745(@)
     65,000  Dollar Tree Stores                    2,750(*)          74,598,101 Neuberger Berman Securities
    120,000  Nordstrom, Inc.                       6,232                         Lending Quality Fund, LLC             74,598(++)
     52,500  O' Reilly Automotive                  1,994(*)                                                     -------------
     50,000  PETsMART, Inc.                        1,711           TOTAL SHORT-TERM INVESTMENTS
     50,000  Polo Ralph Lauren                     4,877           (COST $87,343)                                      87,343(#)
                                            ------------                                                        -------------
                                                  31,821
SEMICONDUCTORS (2.9%)                                              TOTAL INVESTMENTS (115.5%)
     60,700  Altera Corp.                          1,385           (COST $360,716)                                    541,270(##)
     50,000  MEMC Electronic Materials             3,039(*)        Liabilities, less cash, receivables and
    135,500  Microchip Technology                  5,499            other assets [(15.5%)]                            (72,588)
     90,000  Varian Semiconductor Equipment        3,793(*)                                                     -------------
                                            ------------
                                                  13,716           TOTAL NET ASSETS (100.0%)                    $     468,682
SOFTWARE (3.0%)                                                                                                 -------------
    150,000  Activision, Inc.                      2,968(*)
    105,000  Autodesk, Inc.                        4,772(*)(E)
     72,500  Citrix Systems                        2,437(*)
     30,000  F5 Networks                           2,438(*)
     30,000  Salesforce.com, Inc.                  1,418(*)
                                            ------------
                                                  14,033
TECHNOLOGY (6.8%)
     80,000  Akamai Technologies                   3,537(*)(E)
     50,000  aQuantive, Inc.                       3,190(*)
    330,000  Arris Group                           5,428(*)
    120,000  Cognizant Technology Solutions        9,427(*)
     16,000  Equinix Inc.                          1,398(*)
    100,000  Foundry Networks                      1,608(*)
     52,500  GSI Commerce                          1,201(*)
     86,000  Logitech International S.A.           2,299(*)(E)
     55,000  Netlogic Microsystems                 1,696(*)(E)
     55,000  NVIDIA Corp.                          1,907(*)
                                            ------------
                                                  31,691
TELECOMMUNICATIONS (8.6%)
    146,500  American Tower                        6,326(*)
    300,000  Dobson Communications                 3,189(*)
    130,000  Leap Wireless International          11,110(*)
    128,300  Metropcs Communications               4,575(*)
    115,000  NeuStar, Inc.                         3,342(*)(E)
    142,000  NII Holdings                         11,568(*)
                                            ------------
                                                  40,110
TRANSPORTATION (1.6%)
     80,000  C.H. Robinson Worldwide               4,334(E)


See Notes to Schedule of Investments

                                                                                                           MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Millennium Fund
---------------------------------------

NUMBER OF SHARES
                                                     MARKET VALUE(+)  NUMBER OF SHARES                               MARKET VALUE(+)
                                                    ($000'S OMITTED)                                                ($000'S OMITTED)
COMMON STOCKS (98.4%)                                                      26,500  VCA Antech                           1,049(*)
                                                                                                                    ---------
AEROSPACE (4.8%)                                                                                                        5,009
    20,000  AAR Corp.                                        650(*)
    59,400  BE Aerospace                                   2,274(*)   HEALTH PRODUCTS & SERVICES (1.1%)
                                                       ---------           25,600  Bio-Reference Laboratories             667(*)
                                                           2,924
                                                                      INDUSTRIAL (4.4%)
BANKING & FINANCIAL (0.4%)                                                 45,300  Cornell Companies                    1,080(*)
    11,725  Glacier Bancorp                                  251           31,200  Mobile Mini                            942(*)
                                                                            5,300  Strayer Education                      663
BUSINESS SERVICES (12.5%)                                                                                           ---------
    31,500  Concur Technologies                              627(*)                                                     2,685
    33,600  FTI Consulting                                 1,246(*)
    24,800  Geo Group                                      1,352(*)   INSURANCE (1.3%)
     9,300  Huron Consulting Group                           637(*)        14,200  ProAssurance Corp.                     803(*)
    32,000  Liquidity Services                               639(*)
    14,700  Sotheby's                                        698      INTERNET (3.9%)
    37,300  Trimble Navigation                             1,089(*)         9,300  Ctrip.com International                711
    16,800  VistaPrint Ltd.                                  673(*)        54,400  ValueClick, Inc.                     1,704(*)
    14,600  Watson Wyatt Worldwide Class A                   753                                                    ---------
                                                       ---------                                                        2,415
                                                           7,714
                                                                      LEISURE (11.3%)
BUSINESS SERVICES - IT BUSINESS SERVICES (1.0%)                            35,000  Gaylord Entertainment                1,971(*)
    18,000  Syntel, Inc.                                     623           46,100  Orient-Express Hotel                 2,470
                                                                           15,200  Steiner Leisure                        759(*)
COMMUNICATIONS EQUIPMENT (4.8%)                                            17,800  Vail Resorts                         1,067(*)
    23,400  NICE-Systems ADR                                 887(*)        16,500  WMS Industries                         699(*)
    51,000  Nuance Communications                            853(*)                                                 ---------
    38,500  SBA Communications                             1,237(*)                                                     6,966
                                                       ---------
                                                           2,977      MEDICAL EQUIPMENT (1.5%)
                                                                           21,000  ArthroCare Corp.                       926(*)
CONSUMER DISCRETIONARY (2.0%)
    86,800  Service Corp. International                    1,214      OIL & GAS (2.8%)
                                                                           11,300  Arena Resources                        575(*)(E)
EDUCATION (3.0%)                                                           27,400  Carrizo Oil & Gas                    1,114(*)
    26,000  Capella Education                              1,138(*)                                                 ---------
    20,600  Career Education                                 718(*)                                                     1,689
                                                       ---------
                                                           1,856      RETAIL (2.7%)
                                                                           29,800  GameStop Corp. Class A               1,102(*)
ELECTRICAL & ELECTRONICS (1.1%)                                            11,900  Under Armour Class A                   569(*)
    15,600  FLIR Systems                                     645(*)                                                 ---------
                                                                                                                        1,671
ENERGY (2.0%)
    13,400  Core Laboratories N.V.                         1,232(*)   SEMICONDUCTORS (1.5%)
                                                                           21,600  Varian Semiconductor Equipment         910(*)
FINANCIAL SERVICES (11.5%)
    25,100  ADVANTA Corp. Class B                          1,262      SOFTWARE (4.8%)
    12,400  Affiliated Managers Group                      1,614(*)(E)     19,100  DealerTrack Holdings                   690(*)
    16,500  GFI Group                                      1,229(*)        16,000  Kenexa Corp.                           624(*)
    46,700  JMP Group                                        535(*)        25,250  THQ Inc.                               861(*)(E)
    15,200  Jones Lang LaSalle                             1,774           27,300  Ultimate Software Group                772(*)
    12,500  Lazard Ltd.                                      673                                                    ---------
                                                       ---------                                                        2,947
                                                           7,087
                                                                      TECHNOLOGY (9.1%)
HEALTH CARE (8.1%)                                                         31,000  Atheros Communications                 902(*)
    26,500  Allscripts Healthcare Solutions                  651(*)(E)    121,800  CAE, Inc.                            1,588
    22,700  ICON PLC                                       1,053(*)        12,200  Equinix Inc.                         1,066(*)
    19,700  Immucor, Inc.                                    622(*)        54,300  Perot Systems                          928(*)
    36,800  Omnicell, Inc.                                   828(*)        47,300  Vocus, Inc.                          1,137(*)
    13,500  Techne Corp.                                     806(*)                                                 ---------
                                                                                                                        5,621

See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Millennium Fund cont'd
----------------------------------------------

NUMBER OF SHARES                                               MARKET VALUE(+)
                                                              ($000'S OMITTED)

TECHNOLOGY - SEMICONDUCTOR (1.1%)
    30,300  Microsemi Corp.                                          698(*)

TRANSPORTATION (1.7%)
    25,900  Kirby Corp.                                            1,037(*)

TOTAL COMMON STOCKS
(COST $47,565)                                                    60,567
                                                               ---------

SHORT-TERM INVESTMENTS (5.7%)
    936,464  Neuberger Berman Prime Money Fund Trust
              Class                                                  936(@)
  2,576,501  Neuberger Berman Securities Lending
              Quality Fund, LLC                                    2,577(++)
                                                               ---------

TOTAL SHORT-TERM INVESTMENTS
(COST $3,513)                                                      3,513(#)
                                                               ---------

TOTAL INVESTMENTS (104.1%)
(COST $51,078)                                                    64,080(##)
Liabilities, less cash, receivables and other
  assets [(4.1%)]                                                 (2,498)
                                                               ---------

TOTAL NET ASSETS (100.0%)                                      $  61,582
                                                               ---------



See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Partners Fund
-------------------------------------


NUMBER OF SHARES                                 MARKET VALUE(+)       NUMBER OF SHARES                         MARKET VALUE(+)
                                                ($000'S OMITTED)                                                   ($000'S OMITTED)

COMMON STOCKS (98.8%)                                                       133,600  NVR, Inc.                         106,479(*)
AUTO RELATED (1.6%)                                                                                                 ----------
  1,178,800  Harley-Davidson                     72,013                                                                465,026
                                                                        INDUSTRIAL (5.1%)
BANKING & FINANCIAL (1.9%)                                                2,381,000  Chicago Bridge & Iron              92,763
    935,500  Merrill Lynch                       86,749                   1,583,500  General Electric                   59,508
                                                                            382,600  McDermott International            29,843(*)
BUILDING, CONSTRUCTION & FURNISHING (1.7%)                                1,467,600  Owens Corning                      52,687(*)(E)
  3,361,932  D.R. Horton                         78,568(E)                                                          ----------
                                                                                                                       234,801
COAL (2.3%)                                                             INSURANCE (6.1%)
  1,469,300  Arch Coal                           59,331(E)                1,815,300  Aetna Inc.                         96,084
    849,800  Peabody Energy                      45,923(E)                1,231,700  American International Group       89,101
                                              ---------                     345,100  Hartford Financial Services Group  35,604
                                                105,254                     956,600  MGIC Investment                    62,179(E)
                                                                                                                    ----------
CONSUMER DISCRETIONARY (1.2%)                                                                                          282,968
  1,106,375  Best Buy                            53,427(E)
                                                                        MACHINERY & EQUIPMENT (6.6%)
DEFENSE (1.4%)                                                            1,150,400  Caterpillar Inc.                   90,398
    703,900  L-3 Communications Holdings         67,054                   1,851,759  Joy Global                        104,865
                                                                          1,298,900  Terex Corp.                       110,108(*)(E)
ELECTRIC UTILITIES (2.6%)                                                                                           ----------
    863,700  FirstEnergy Corp.                   59,794                                                                305,371
  1,255,500  Mirant Corp.                        58,255(*)(E)           MATERIALS (1.5%)
                                              ---------                   1,596,000  Teck Cominco Class B               67,415
                                                118,049
ENERGY (3.0%)                                                           METALS (2.2%)
    777,100  Suncor Energy                       67,747                   1,267,300  Freeport-McMoRan Copper & Gold     99,737
  1,231,200  Xstrata PLC                         70,748
                                              ---------                 OIL & GAS (11.6%)
                                                138,495                   1,201,800  Canadian Natural Resources         80,004
ENERGY SERVICES & EQUIPMENT (2.9%)                                        1,289,700  Denbury Resources                  46,765(*)(E)
  1,758,800  Halliburton Co.                     63,229(E)                  538,400  EOG Resources                      41,403(E)
    764,400  Noble Corp.                         70,623                     543,500  Exxon Mobil                        45,203
                                              ---------                     692,300  National-Oilwell Varco             65,388(*)(E)
                                                133,852                     472,100  Petroleo Brasileiro ADR            51,062(E)
FINANCIAL SERVICES (7.3%)                                                   868,000  Quicksilver Resources              38,617(*)(E)
     25,100  Berkshire Hathaway Class B          90,988(*)(E)             1,053,600  Southwestern Energy                50,151(*)
  2,012,388  Countrywide Financial               78,362                   2,135,650  Talisman Energy                    43,247(E)
    420,900  Goldman Sachs Group                 97,152                     451,900  Valero Energy                      33,721
    832,100  Morgan Stanley                      70,762                     662,566  XTO Energy                         38,435
                                              ---------                                                             ----------
                                                337,264                                                                533,996
FOOD & BEVERAGE (1.9%)                                                  PHARMACEUTICAL (1.8%)
  3,533,800  Constellation Brands                85,871(*)(E)             1,200,300  Shire PLC ADR                      83,721(E)

HEALTH CARE (6.9%)                                                      RETAIL (3.5%)
  2,175,100  Boston Scientific                   34,084(*)                  856,700  J.C. Penney                        68,947
  1,178,900  Medtronic, Inc.                     62,682                   1,171,600  Macy's Inc.                        46,782
  1,620,600  UnitedHealth Group                  88,760                   1,704,900  TJX Cos.                           47,686(E)
    823,000  WellPoint Inc.                      67,001(*)(E)                                                       ----------
    757,800  Zimmer Holdings                     66,732(*)                                                             163,415
                                              ---------                 SOFTWARE (6.5%)
                                                319,259                   2,827,500  Activision, Inc.                   55,956(*)
HOME BUILDERS (10.1%)                                                     2,265,300  Check Point Software Technologies  52,917(*)
  1,681,524  Cemex SAB de C.V. ADR               65,378(*)                1,930,600  Microsoft Corp.                    59,212
  1,572,500  Centex Corp.                        76,046(E)                3,319,000  Oracle Corp.                       64,322(*)
  2,465,300  Hovnanian Enterprises               62,273(*)(E)
  1,770,900  KB HOME                             81,267(E)
  1,611,900  Lennar Corp. Class A                73,583(E)

See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Partners Fund cont'd
--------------------------------------------

NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000's omitted)
       3,331,368  Symantec Corp.                 66,594(*)
                                              ---------
                                                299,001
STEEL (2.1%)
         864,600  United States Steel            97,838

TECHNOLOGY (2.4%)
       1,064,900  Lexmark International Group    55,300(*)
       1,516,000  Texas Instruments              53,606
                                              ---------
                                                108,906
TRANSPORTATION (1.5%)
         741,350  Frontline Ltd.                 34,540(E)
       1,174,110  Ship Finance International     36,480(E)
                                              ---------
                                                 71,020
UTILITIES (2.1%)
       1,097,900  NRG Energy                     96,495(*)

WIRELESS TELECOMMUNICATIONS SERVICES (1.0%)
         991,400  China Mobile ADR               46,021

TOTAL COMMON STOCKS
(COST $3,330,199)                             4,551,586
                                              ---------

SHORT-TERM INVESTMENTS (14.2%)
      52,671,842  Neuberger Berman Prime
                    Money Fund Trust Class       52,672(@)
     599,794,961  Neuberger Berman Securities
                    Lending Quality Fund, LLC   599,795(++)
                                              ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $652,467)                                 652,467(#)
                                              ---------

TOTAL INVESTMENTS (113.0%)
(COST $3,982,666)                             5,204,053(##)
Liabilities, less cash, receivables and
other assets [(13.0%)]                         (599,419)
                                              ---------

TOTAL NET ASSETS (100.0%)                    $4,604,634
                                              ---------


See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Premier Analysts Fund
---------------------------------------------



NUMBER OF SHARES                         MARKET VALUE(+)                     NUMBER OF SHARES                      MARKET VALUE(+)
                                        ($000's omitted)                                                          ($000'S OMITTED)

COMMON STOCKS (99.2%)                                                             985  Chevron Corp.                        80
BANKING & FINANCIAL (5.2%)                                                      1,105  ConocoPhillips                       86
   1,895  Bank of New York                     77                               2,555  Dresser-Rand Group                   91(*)
     840  HSBC Holdings PLC ADR                78                               1,330  Murphy Oil                           79
   2,515  IndyMac Bancorp                      85                               2,015  Ormat Technologies                   73
   1,025  Lincoln National                     74                               1,335  XTO Energy                           77
   1,310  Nationwide Financial Services        81                                                                -------------
   1,370  Wachovia Corp.                       74                                                                          576
                                    -------------                            FINANCIAL & INSURANCE (0.8%)
                                              469                                  925  WellPoint Inc.                      75(*)
                                                                             FINANCIAL SERVICES (5.2%)
BASIC MATERIALS (0.8%)                                                          1,095  American International Group         79
   1,690  Airgas, Inc.                         72                               1,040  Capital One Financial                83
BUILDING, CONSTRUCTION & FURNISHING 2.5%)                                       1,350  Citigroup Inc.                       74
   3,355  D.R. Horton                          78                               2,065  General Electric                     78
   2,805  Pulte Homes                          77                               1,170  Moody's Corp.                        81
   2,550  Toll Brothers                        75(*)                            1,125  State Street                         77
                                    -------------                                                                -------------
                                              230                                                                          472
CABLE SYSTEMS (0.9%)                                                         FOOD & BEVERAGE (2.7%)
   2,215  Liberty Global Class A               85(*)                            3,340  Constellation Brands                 81(*)
CHEMICALS (1.8%)                                                                1,120  PepsiCo, Inc.                        77
   1,405  Cytec Industries                     83                               1,425  Ralcorp Holdings                     83(*)
   1,560  E. I. du Pont de Nemours             82                                                                -------------
                                    -------------                                                                          241
                                              165                            HEALTH CARE (3.5%)
COAL (2.0%)                                                                     1,345  Abbott Laboratories                  76
   2,195  Arch Coal                            89                               1,595  Biogen Idec                          83(*)
   1,750  Peabody Energy                       94                               4,790  Boston Scientific                    75(*)
                                    -------------                               1,530  Thermo Fisher Scientific             84(*)
                                              183                                                                -------------
CONSUMER DISCRETIONARY (0.9%)                                                                                              318
   1,270  Target Corp.                         79                            HEALTH PRODUCTS & SERVICES (0.9%)
CONSUMER PRODUCTS & SERVICES (1.7%)                                             1,435  UnitedHealth Group                   79
   1,795  Ecolab Inc.                          78                            INDUSTRIAL (4.5%)
     945  Fortune Brands                       76                                 905  3M Co.                               80
                                    -------------                               1,070  Danaher Corp.                        79
                                              154                               1,590  Dover Corp.                          79
CONSUMER STAPLES (0.9%)                                                         1,275  Rockwell Automation                  87
   1,235  Procter & Gamble                     78                                 745  Textron, Inc.                        80
COSMETICS (0.9%)                                                                                                 -------------
   1,320  Chattem Inc.                         84(*)                                                                       405
EDUCATION (0.8%)                                                             INDUSTRIAL & COMMERCIAL PRODUCTS (0.9%)
   1,600  Apollo Group Class A                 77(*)                            1,170  Praxair, Inc.                        80
ELECTRIC UTILITIES (4.1%)                                                    INSURANCE (6.1%)
   1,040  Exelon Corp.                         81                               1,585  Aetna Inc.                           84
   1,170  FPL Group                            75                               2,015  Endurance Specialty Holdings         80
   2,120  NSTAR                                74                                 735  Everest Re Group                     79
   2,330  PNM Resources                        69                                 765  Hartford Financial Services Group    79
     845  Public Service Enterprise Group      75                               1,110  MetLife, Inc.                        75
                                    -------------                               1,535  PMI Group                            76
                                              374                               1,325  Radian Group                         82
ELECTRICAL EQUIPMENT (0.9%)                                                                                      -------------
     805  Energizer Holdings                   80(*)                                                                       555
ENERGY (6.4%)                                                                INTEGRATED OIL & GAS (0.8%)
   1,350  Canadian Natural Resources           90                                  855  Suncor Energy                       75




See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Premier Analysts Fund cont'd
----------------------------------------------------


NUMBER OF SHARES                         MARKET VALUE(+)                     NUMBER OF SHARES                      MARKET VALUE(+)
                                        ($000'S OMITTED)                                                          ($000'S OMITTED)
INTERNET (0.9%)                                                                 4,170  Oracle Corp.                         81(*)
   2,730  Yahoo! Inc.                          78(*)                                                             -------------
MACHINERY & EQUIPMENT (1.8%)                                                                                               244
   1,005  Terex Corp.                          85(*)                         TECHNOLOGY (1.8%)
   2,365  Tyco International                   79                               5,050  Arris Group                          83(*)
                                    -------------                               2,475  Microsoft Corp.                      76
                                              164                                                                -------------
MANUFACTURING (2.7%)                                                                                                       159
     845  Eaton Corp.                          79                            TECHNOLOGY - SEMICONDUCTOR (1.7%)
   1,470  Illinois Tool Works                  78                               3,360  Altera Corp.                         77
   1,720  Ingersoll-Rand                       88                               2,165  Texas Instruments                    76
                                    -------------                                                                -------------
                                              245                                                                          153
MEDIA & ENTERTAINMENT (2.7%)                                                 TELECOMMUNICATIONS (5.5%)
   2,322  CBS Corp. Class B                    77                               2,000  AT&T Inc.                            83
   8,905  Mediacom Communications              83(*)                            3,230  Corning Inc.                         80(*)
   1,842  Viacom Inc. Class B                  83(*)                            8,470  Dobson Communications                90(*)
                                    -------------                                 940  NII Holdings                         77(*)
                                              243                               3,900  Sprint Nextel                        89
METALS (0.9%)                                                                   2,060  Time Warner Cable                    79(*)
   1,085  Freeport-McMoRan Copper & Gold       85                                                                -------------
MUTUAL FUNDS (3.5%)                                                                                                        498
   2,065  S&P 500 Depositary Receipts         317                            TRANSPORTATION (0.9%)
OIL & GAS (3.7%)                                                                1,915  YRC Worldwide                        77(*)
     690  Denbury Resources                    25(*)                         UTILITIES (5.7%)
     935  Exxon Mobil                          78                               1,390  Allegheny Energy                     74(*)
   1,455  Occidental Petroleum                 80                                 785  Dominion Resources                   70
   1,090  Valero Energy                        81                               1,075  FirstEnergy Corp.                    74
   1,965  Western Oil Sands Class A            69(*)                            1,380  New Jersey Resources                 76
                                    -------------                               1,810  PPL Corp.                            83
                                              333                               1,655  SCANA Corp.                          70
PHARMACEUTICAL (3.5%)                                                           1,145  Sempra Energy                        70
   1,390  Baxter International                 79                                                                -------------
   1,600  Charles River Laboratories                                                                                       517
            International                      85(*)
   1,200  Johnson & Johnson                    76                             TOTAL COMMON STOCKS
   1,315  Novartis AG ADR                      74                             (COST $7,778)                               8,980
                                    -------------                                                                -------------
                                              314                             SHORT-TERM INVESTMENTS (1.0%)
                                                                               93,691 Neuberger Berman Prime
PHARMACEUTICALS & BIOTECHNOLOGY (0.8%)                                                 Money Fund Trust Class
     920  Gilead Sciences                      76(*)                                   (COST $94)                           94(#)(@)
PUBLISHING & BROADCASTING (1.8%)                                                                                 -------------
   2,230  Idearc Inc.                          79
   1,160  McGraw-Hill Cos.                     81                            TOTAL INVESTMENTS (100.2%)
                                   --------------                            (COST $7,872)                               9,074(##)
                                              160                            Liabilities, less cash, receivables and
RETAIL (3.4%)                                                                other assets [(0.2%)]                        (21)
   1,985  Home Depot                           77                                                                -------------
   2,245  PETsMART, Inc.                       77
   1,630  Tiffany & Co.                        86                            TOTAL NET ASSETS (100.0%)           $       9,053
   2,555  TJX Cos.                             71                                                                -------------
                                   --------------
                                              311
SOFTWARE (2.7%)
   1,835  Adobe Systems                        81(*)
   2,690  Intuit Inc.                          82(*)







See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Premier Convergence Fund
------------------------------------------------




NUMBER OF SHARES                             MARKET VALUE(+)        NUMBER OF SHARES                                 MARKET VALUE(+)
                                             $000'S OMITTED)                                                        ($000'S OMITTED)
COMMON STOCKS (99.9%)                                                        710   Orascom Telecom Holding GDR              47
COMMUNICATIONS EQUIPMENT (13.9%)                                           3,025   Rogers Communications Class B           126
       13,225   Arris Group                         218(*)                10,950   Rural Cellular Class A                  361(*)
        5,240   Cisco Systems                       141(*)                13,545   Sprint Nextel                           309
        9,885   Juniper Networks                    241(*)                                                             ----------
          945   QUALCOMM Inc.                        41                                                                  2,381
        4,295   Telefonaktiebolaget                                TOTAL COMMON STOCKS
                  LM Ericsson ADR                   163            (COST $5,079)                                         5,766
                                                ----------                                                             ----------
                                                    804            SHORT-TERM INVESTMENTS (0.3%)
COMPUTERS & SYSTEMS (1.2%)                                                18,251   Neuberger Berman Prime Money
          585   Apple, Inc.                          71(*)                          Fund Trust Class (COST $18)             18(#)(@)
INTERNET (7.3%)                                                                                                        ----------
        3,775   Akamai Technologies                 167(*)
          310   Google Inc. Class A                 154(*)         TOTAL INVESTMENTS (100.2%)
        3,540   Yahoo! Inc.                         102(*)         (COST $5,097)                                         5,784(##)
                                                ----------         Liabilities, less cash, receivables and other
                                                    423              assets [(0.2%)]                                       (10)
MEDIA (23.8%)                                                                                                          ----------
        4,830   CBS Corp. Class B                   160            TOTAL NET ASSETS (100.0%)                        $    5,774
        5,965   Liberty Global Class A              229(*)                                                             ----------
        4,810   Lions Gate Entertainment             57(*)
       19,390   Mediacom Communications             181(*)
        4,650   News Corp. Class A                  103
          975   Omnicom Group                       103
        7,925   Regal Entertainment Group           181
        2,235   Time Warner                          48
        5,925   Viacom Inc. Class B                 266(*)
        1,650   Virgin Media                         43
                                                ----------
                                                  1,371
MUTUAL FUNDS (0.3%)
          250   iShares Russell 1000 Growth
                  Index Fund                         15
SOFTWARE (1.8%)
        3,340   Microsoft Corp.                     103

TELECOMMUNICATIONS - DIVERSIFIED (10.4%)
        2,800   AT&T Inc.                           116
        1,110   China Telecom ADR                    60
        3,480   Global Crossing                      74(*)
       17,885   Globalstar, Inc.                    196(*)
       26,195   Level 3 Communications              152(*)
                                                ----------
                                                    598
WIRELESS TELECOMMUNICATIONS SERVICES (41.2%)
        3,640   ALLTEL Corp.                        249
        1,295   American Tower                       56(*)
        1,140   China Mobile ADR                     53
        7,340   China Unicom ADR                    108
        6,220   Clearwire Corp. Class A             121(*)
       23,775   Dobson Communications               253(*)
        1,630   Leap Wireless International         139(*)
        3,800   Metropcs Communications             136(*)
        2,835   Millicom International Cellular     241(*)
        3,600   MTN Group                            49
        1,630   NII Holdings                        133(*)










See Notes to Schedule of Investments

                                                       MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Premier Dividend Fund
---------------------------------------------


NUMBER OF SHARES                                   MARKET VALUE(+)      NUMBER OF SHARES                        MARKET VALUE(+)
                                                  ($000'S OMITTED)                                             ($000'S OMITTED)

COMMON STOCKS (88.9%)
BANKING & FINANCIAL (12.4%)
                                                                           4,345 Occidental Petroleum                  239
                                                                                                               -----------
      1,670     Bank of America                        84                                                              429
      2,680     Bank of New York                      109               PHARMACEUTICAL (5.8%)
      2,035     Citigroup Inc.                        111                  3,390 Johnson & Johnson                     215
      1,035     Hartford Financial Services Group     107                  3,600 Novartis AG ADR                       202
      1,020     HSBC Holdings PLC ADR                  95                                                      -----------
      2,565     IndyMac Bancorp                        86                                                              417
      1,435     Lincoln National                      104               PUBLISHING (1.8%)
      1,950     Nationwide Financial Services         121                  3,790 Idearc Inc.                           134
      1,800     Wachovia Corp.                         97               RETAIL (2.7%)
                                                  -------                  5,125 Home Depot                            199
                                                      914
                                                                        TELECOMMUNICATIONS (3.3%)
BASIC MATERIALS (3.8%)                                                     5,780 AT&T Inc.                             239
      1,690     Freeport-McMoRan Copper & Gold        133
        507     Rio Tinto                             148               UTILITIES (17.9%)
                                                  -------                  1,175 Dominion Resources                    104
                                                      281                  3,075 Duke Energy                            60
CHEMICALS (1.2%)                                                           1,530 Exelon Corp.                          119
      1,660     E. I. du Pont de Nemours               87                  1,775 FirstEnergy Corp.                     123
CONSUMER PRODUCTS & SERVICES (1.4%)                                        2,040 FPL Group                             130
      1,270     Fortune Brands                        103                  2,180 New Jersey Resources                  119
CONSUMER STAPLES (2.8%)                                                    2,865 NSTAR                                 100
      3,200     Procter & Gamble                      203                  3,440 PNM Resources                         102
DIVERSIFIED (4.3%)                                                         2,690 PPL Corp.                             124
      1,405     Eaton Corp.                           132                  1,285 Public Service Enterprise Group       114
      5,000     General Electric                      188                  2,550 SCANA Corp.                           108
                                                  -------                  1,790 Sempra Energy                         110
                                                      320                                                      -----------
ENERGY (10.5%)                                                                                                       1,313
      2,705     Chevron Corp.                         221               WASTE MANAGEMENT (1.7%)
      2,815     ConocoPhillips                        218                  3,320 Waste Management                      128
      2,685     Exxon Mobil                           223
      4,107     Spectra Energy                        109               TOTAL COMMON STOCKS                          6,540
                                                  -------               (COST $5,715)                          -----------
                                                      771
ENTERTAINMENT (1.9%)                                                    CONVERTIBLE PREFERRED STOCKS (1.7%)
      6,000     Regal Entertainment Group             137                  1,025 Freeport-McMoRan Copper &
FOOD & BEVERAGE (4.3%)                                                           Gold
      1,290     Diageo PLC ADR                        110                        (COST $105)                           126(*)
      3,065     PepsiCo, Inc.                         210               SHORT-TERM INVESTMENTS (9.5%)          -----------
                                                  -------                699,161 Neuberger Berman Prime Money
                                                      320                         Fund Trust Class
HEALTH CARE (3.1%)                                                                (COST $699)                          699(#)(@)
      4,095     Abbott Laboratories                   231                                                      -----------
INDUSTRIAL (1.5%)                                                       TOTAL INVESTMENTS (100.1%)
      1,245     3M Co.                                109               (COST $6,519)                                7,365(##)
INSURANCE (2.8%)                                                        Liabilities, less cash, receivables and
      3,490     Arthur J. Gallagher                   103                 other assets [(0.1%)]                        (8)
      2,570     Endurance Specialty Holdings          102                                                      ------------
                                                  -------               TOTAL NET ASSETS (100.0%)              $     7,357
                                                      205                                                      ------------
OIL & GAS (5.8%)
      6,275     Canadian Oil Sands Trust              190





See Notes to Schedule of Investments

                                                       MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Premier Energy Fund
-------------------------------------------


NUMBER OF SHARES                                 MARKET VALUE(+)
                                                ($000's OMITTED)
COMMON STOCKS (98.3%)
COAL (5.0%)
    5,230  Arch Coal                                  211
    4,025  Peabody Energy                             218
                                             ------------
                                                      429
ENERGY (1.6%)
    3,990  NSTAR                                      139
OIL & GAS (62.1%)
    5,380  Apache Corp.                               435
   10,005  Canadian Natural Resources                 666
    4,525  ConocoPhillips                             350
    4,180  Denbury Resources                          152(*)
    4,020  EOG Resources                              309
    8,050  Murphy Oil                                 475
    8,885  Occidental Petroleum                       488
    4,280  Questar Corp.                              462
    5,937  Quicksilver Resources                      264(*)
    6,525  Suncor Energy                              569
    8,295  Talisman Energy                            168
    4,185  Valero Energy                              312
    9,030  Western Oil Sands Class A                  319(*)
    6,138  XTO Energy                                 356
                                             ------------
                                                    5,325
OIL SERVICES (10.7%)
    7,990  Schlumberger Ltd.                          622
    5,255  Smith International                        292
                                             ------------
                                                      914
UTILITIES (18.9%)
    8,630  Allegheny Energy                           461(*)
    1,755  Dominion Resources                         155
    4,130  Exelon Corp.                               322
    2,600  FPL Group                                  166
    3,900  Ormat Technologies                         142
    7,390  PNM Resources                              218
    2,610  Sempra Energy                              160
                                            -------------
                                                    1,624
TOTAL COMMON STOCKS
(Cost $6,515)                                       8,431
                                            -------------
SHORT-TERM INVESTMENTS (1.8%)
         155,028   Neuberger Berman Prime Money
                   Fund Trust Class
                   (COST $155)                      155#@
                                            -------------

TOTAL INVESTMENTS (100.1%)
(COST $6,670)                                     8,586(##)
Liabilities, less cash, receivables and other
assets [(0.1%)]                                      (12)
                                            -------------

TOTAL NET ASSETS (100.0%)                  $        8,574
                                            -------------

                                                       MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------


NUMBER OF SHARES                               MARKET VALUE(+)    NUMBER OF SHARES                        MARKET VALUE(+)
                                              ($000'S OMITTED)                                           ($000'S OMITTED)
COMMON STOCKS (97.7%)                                             REGIONAL MALLS (18.2%)
                                                                    65,200    General Growth Properties        3,849
APARTMENTS (18.2%)                                                 135,100    Kimco Realty                     6,254
   31,100  Apartment Investment                                     38,200    Macerich Co.                     3,408(E)
            & Management                            1,707           65,600    Simon Property Group             7,084(E)
   74,300  Archstone-Smith Trust                    4,584(E)        69,000    Taubman Centers                  3,796
   29,400  Avalonbay Communities                    3,834                                                 ----------
   52,022  Camden Property Trust                    3,883                                                     24,391
   83,400  Equity Residential                       4,226
    9,500  Essex Property Trust                     1,209         SELF STORAGE (1.4%)
   56,700  Home Properties                          3,266(E)        21,200    Public Storage                   1,897(E)
   56,700  UDR, Inc.                                1,721
                                                 --------         TOTAL COMMON STOCKS
                                                   24,430         (COST $118,758)                            130,812
                                                                                                          ----------
COMMUNITY CENTERS (7.1%)                                          SHORT-TERM INVESTMENTS (22.4%)
   45,900  Acadia Realty Trust                      1,304           4,133,988 Neuberger Berman Prime
   85,700  Developers Diversified Realty            5,283                      Money Fund Trust Class          4,134(@)
   37,300  Regency Centers                          2,931          25,898,601 Neuberger Berman Securities
                                                 --------                      Lending Quality Fund, LLC      25,899(++)
                                                    9,518                                                  ---------
DIVERSIFIED (4.6%)                                                TOTAL SHORT-TERM INVESTMENTS
   51,300 Vornado Realty Trust                      6,208         (COST $30,033)                              30,033(#)
FINANCE (1.1%)                                                                                             ---------
   51,800 Crystal River Capital                     1,451         TOTAL INVESTMENTS (120.1%)
HEALTH CARE (5.0%)                                                (COST $148,791)                            160,845(##)
   85,500 Nationwide Health Properties              2,656(E)      Liabilities, less cash, receivables
   95,600 Ventas, Inc.                              4,050          and other assets [(20.1%)]                (26,929)
                                                 --------                                                  ---------
                                                    6,706         TOTAL NET ASSETS (100.0%)              $   133,916
INDUSTRIAL (10.2%)                                                                                         ---------
  110,300 AMB Property                              6,381
  112,300 ProLogis                                  7,261(E)
                                                 --------
                                                   13,642
LODGING (5.3%)
  135,889 Host Hotels & Resorts                     3,468(E)
   24,100 Starwood Hotels & Resorts Worldwide       1,734
   61,800 Sunstone Hotel Investors                  1,824
                                                 --------
                                                    7,026
OFFICE (21.1%)
  39,150  Alexandria Real Estate Equities           4,119
  50,300  Boston Properties                         5,819(E)
  90,700  Brookfield Asset Management Class A       5,742(E)
 177,150  Brookfield Properties                     4,652
   1,700  Corporate Office Properties Trust            76
  55,700  SL Green Realty                           7,802
                                                 --------
                                                   28,210
OFFICE - INDUSTRIAL (5.5%)
  49,100  Digital Realty Trust                      1,993
 133,100  Duke Realty                               5,340
                                                 --------
                                                    7,333



See Notes to Schedule of Investments

                                                                                                      MAY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------
NUMBER OF SHARES                                  MARKET VALUE(+)   NUMBER OF SHARES                            MARKET VALUE(+)
                                                ($000'S OMITTED)                                               ($000'S OMITTED)
COMMON STOCKS (99.0%)                                                       4,400  NVR, Inc.                          3,507(*)
                                                                           31,900  Ryland Group                       1,474
AEROSPACE (3.3%)                                                                                                 ----------
       59,500  Embraer-Empresa Brasileira de                                                                         16,050
                Aeronautica ADR                       2,885         INDUSTRIAL (4.0%)
       72,900  Spirit Aerosystems Holdings                                 74,200  Chicago Bridge & Iron              2,891
               Class A                                2,545(*)             24,100  McDermott International            1,880(*)
                                                 ----------                55,500  Walter Industries                  1,786
                                                      5,430                                                      ----------
AUTO RELATED (2.2%)                                                                                                   6,557
       37,250  Advance Auto Parts                     1,543         INSURANCE (9.8%)
       34,900  Harley-Davidson                        2,132                50,800  Aetna Inc.                         2,689
                                                 ----------                17,400  CIGNA Corp.                        2,917
                                                      3,675                70,400  Endurance Specialty Holdings       2,804
BANKING & FINANCIAL (2.5%)                                                102,800  Fidelity National Financial
       63,400  Colonial BancGroup                     1,600                        Class A                            2,883
       73,700  IndyMac Bancorp                        2,475(E)             37,100  MGIC Investment                    2,411(E)
                                                 ----------                49,700  PMI Group                          2,457
                                                      4,075                                                      ----------
COAL (1.7%)                                                                                                          16,161
       37,000  Arch Coal                              1,494(E)      MACHINERY & EQUIPMENT (4.1%)
       24,400  Peabody Energy                         1,319                63,350  Joy Global                         3,587
                                                 ----------                38,300  Terex Corp.                        3,247(*)
                                                      2,813                                                      ----------
COMMUNICATIONS EQUIPMENT (0.8%)                                                                                       6,834
       79,400  Arris Group                            1,306(*)      MANUFACTURING (0.7%)
                                                                           21,200  Ingersoll-Rand                     1,088
CONSUMER DISCRETIONARY (0.9%)
       14,100  Whirlpool Corp.                        1,574         METALS (7.1%)
                                                                           49,100  Cleveland-Cliffs                   4,335(E)
DEFENSE (1.6%)                                                             54,600  Freeport-McMoRan Copper &
       27,300  L-3 Communications Holdings            2,601                          Gold                             4,297
                                                                           74,000  Teck Cominco Class B               3,126
ELECTRIC UTILITIES (7.1%)                                                                                        ----------
       57,300  DPL Inc.                               1,748                                                          11,758
       16,000  Edison International                     932         OIL & GAS (7.4%)
       45,100  FirstEnergy Corp.                      3,122                 4,600  AGL Resources                        196
       59,000  Mirant Corp.                           2,738(*)             46,400  Atmos Energy                       1,503
       36,200  NRG Energy                             3,182(*)             40,100  Canadian Natural Resources         2,669
                                                 ----------                50,700  Denbury Resources                  1,838(*)
                                                     11,722                26,800  Quicksilver Resources              1,192(*)(E)
ENERGY SERVICES & EQUIPMENT (1.6%)                                         24,700  Southwestern Energy                1,176(*)
       28,500  Noble Corp.                            2,633                11,400  Sunoco, Inc.                         909
                                                                           59,580  Talisman Energy                    1,207
FINANCIAL SERVICES (1.9%)                                                  26,442  XTO Energy                         1,534
       20,800  Bear Stearns                           3,119                                                      ----------
                                                                                                                     12,224
FOOD & BEVERAGE (3.8%)                                              OIL SERVICES (1.0%)
      130,500  Constellation Brands                   3,171(*)(E)          32,400  Oceaneering International          1,621(*)(E)
       59,500  Smithfield Foods                       1,912(*)
       53,700  Tyson Foods                            1,197         PHARMACEUTICAL (2.9%)
                                                 ----------                50,800  Endo Pharmaceuticals Holdings      1,794(*)
                                                      6,280                42,800  Shire PLC ADR                      2,986
HEALTH CARE (0.9%)                                                                                                  ----------
       23,900  Coventry Health Care                   1,426(*)                                                        4,780
                                                                    REAL ESTATE (7.0%)
HOME BUILDERS (9.7%)                                                       94,700  Annaly Mortgage Management         1,462
       45,200  Centex Corp.                           2,186                43,200  Colonial Properties Trust          2,132(E)
       83,900  Hovnanian Enterprises                  2,119(*)(E)          27,400  Developers Diversified Realty      1,689
       44,500  KB HOME                                2,042                47,300  First Industrial Realty Trust      2,110
       53,900  Lennar Corp. Class A                   2,460
       65,200  Meritage Homes                         2,262(*)(E)


See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE(+)
                                                ($000'S OMITTED)
       59,400  iStar Financial                        2,853
       30,100  Ventas, Inc.                           1,275
                                                 ----------
                                                     11,521
RETAIL (3.0%)
       32,200  Aeropostale, Inc.                      1,491(*)
       46,600  Liz Claiborne                          1,616
       65,600  TJX Cos.                               1,835
                                                 ----------
                                                      4,942
SEMICONDUCTORS (2.7%)
       50,100  Avnet, Inc.                            2,146(*)
       66,400  International Rectifier                2,406(*)(E)
                                                 ----------
                                                      4,552
SOFTWARE (3.3%)
       99,400  Activision, Inc.                       1,967(*)
       61,400  Check Point Software Technologies      1,435(*)
      102,200  Take-Two Interactive Software          2,104(*)(E)
                                                 ----------
                                                      5,506
STEEL (2.5%)
       36,400  United States Steel                    4,119

TECHNOLOGY (1.2%)
       37,900  Lexmark International Group            1,968(*)

TRANSPORTATION (1.0%)
       53,450  Ship Finance International             1,661

UTILITIES (0.4%)
       14,700  National Fuel Gas                        669

UTILITIES, ELECTRIC & GAS (2.9%)
       34,200  Constellation Energy Group             3,139
       35,300  PPL Corp.                              1,622
                                                 ----------
                                                      4,761
TOTAL COMMON STOCKS
(COST $125,904)                                     163,426
                                                 ----------
SHORT-TERM INVESTMENTS (15.8%)
    1,851,600  Neuberger Berman Prime Money
                 Fund Trust Class                     1,852(@)
   24,261,501  Neuberger Berman Securities
                 Lending Quality Fund, LLC           24,262(++)
                                                 ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $26,114)                                       26,114(#)
                                            ---------------

TOTAL INVESTMENTS (114.8%)
(COST $152,018)                                     189,540(##)
Liabilities, less cash, receivables and other
  assets [(14.8%)]                                  (24,439)
                                            ---------------

TOTAL NET ASSETS (100.0%)                  $        165,101
                                                 ----------

See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE(+)   NUMBER OF SHARES                                 MARKET VALUE(+)
                                            ($000'S OMITTED)                                                   ($000'S OMITTED)

COMMON STOCKS (96.5%)                                              834,201  Liberty Media Holding Interactive
                                                                                Class A                                20,213(*)
AUTOMOTIVE (3.9%)                                                                                               -------------
    255,150  BorgWarner, Inc.                     21,473                                                               69,877
    165,100  Toyota Motor ADR                     19,938
                                           --------------      OIL & GAS (3.5%)
                                                  41,411           184,519  Cimarex Energy                              7,755
BANKING & FINANCIAL (7.7%)                                         604,850  Newfield Exploration                       29,057(*)
  1,021,650  Bank of New York                     41,438                                                        -------------
    584,375  State Street                         39,895(E)                                                            36,812
                                           -------------       PHARMACEUTICAL (6.0%)
                                                  81,333           603,225  Novartis AG ADR                            33,889
BIOTECHNOLOGY (0.6%)                                               283,000  Novo Nordisk A/S Class B                   29,804(*)
    361,050  Medarex, Inc.                         5,773(*)                                                     -------------
                                                                                                                       63,693
BUSINESS SERVICES (2.7%)                                       SOFTWARE (3.5%)
    306,450  Manpower Inc.                        28,193         1,191,900  Intuit Inc.                                36,353(*)

CABLE SYSTEMS (8.7%)                                           TECHNOLOGY (5.2%)
  1,205,000  Comcast Corp. Class A Special        32,752(*)        564,500  Euronet Worldwide                          15,168(*)(E)
  1,160,761  Liberty Global Class A               44,573(*)      1,243,751  National Instruments                       39,203
    399,361  Liberty Global Class C               14,277(*)                                                     -------------
                                           -------------                                                               54,371
                                                  91,602
                                                               TECHNOLOGY - SEMICONDUCTOR (9.9%)
CONSUMER DISCRETIONARY (1.9%)                                    2,298,350  Altera Corp.                               52,425
    319,275  Target Corp.                         19,932         1,475,100  Texas Instruments                          52,160
                                                                                                                -------------
CONSUMER STAPLES (1.1%)                                                                                               104,585
    207,325  Costco Wholesale                     11,708

ENERGY (3.4%)                                                  TRANSPORTATION (2.9%)
  1,009,300  BG Group PLC                         15,429           565,450  Canadian National Railway                  30,868
    306,375  BP PLC ADR                           20,530
                                           -------------       UTILITIES (3.6%)
                                                  35,959         1,885,963  National Grid                              29,241
                                                                   107,218  National Grid ADR                           8,337
FINANCIAL SERVICES (4.8%)                                                                                       -------------
    751,975  Citigroup, Inc.                      40,975                                                               37,578
     43,700  Goldman Sachs Group                  10,087       TOTAL COMMON STOCKS
                                           -------------       (COST $778,999)                                      1,017,598
                                                  51,062                                                        -------------
HEALTH PRODUCTS & SERVICES (3.9%)                              SHORT-TERM INVESTMENTS (1.9%)
    757,000  UnitedHealth Group                   41,461        19,453,001  Neuberger Berman Securities
                                                                             Lending Quality Fund, LLC
INDUSTRIAL (7.5%)                                                            (COST $19,453)                           $19,453(#)(++)
    388,775  3M Co.                               34,197                                                        -------------
    611,400  Danaher Corp.                        44,938       PRINCIPAL AMOUNT
                                           -------------       REPURCHASE AGREEMENTS (3.3%)
                                                  79,135         $34,430,000  Repurchase Agreement with Fixed Income
INSURANCE (7.2%)                                                              Clearing Corp., 4.94%, due 6/1/07, dated
    141,300  American International Group         10,221                      5/31/07, Maturity Value $34,434,725,
    904,550  Progressive Corp.                    20,850                      Collateralized by $35,375,000 Federal
    961,800  Willis Group Holdings                44,541                      Home Loan Bank, 5.50%, due 5/14/10
                                           -------------                      (Collateral Value $35,463,438)
                                                  75,612                      (COST  $34,430)                          34,430(#)
                                                                                                                -------------
LIFE SCIENCE TOOLS & SUPPLIES (1.9%)
    271,225  Millipore Corp.                      20,280(*)    CERTIFICATES OF DEPOSIT (0.0%)
                                                                    100,000    Community Capital Bank, 4.50%,
MEDIA (6.6%)                                                                    due 6/30/07                               100
  1,088,650  E.W. Scripps                         49,664            100,000    Self Help Credit Union, 4.86%,
                                                                                due 8/14/07                               100



See Notes to Schedule of Investments

                                                                                                            MAY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Socially Responsive Fund cont'd
-------------------------------------------------------

PRINCIPAL AMOUNT                                                 MARKET VALUE(+)
                                                                ($000'S OMITTED)
   $100,000  Shorebank Chicago, 4.55%, due
              6/7/07                                                         100
    100,000  Shorebank Pacific, 4.28%, due
              7/31/07                                                        100
                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT                                                400(#)
(COST $400)                                                        -------------

TOTAL INVESTMENTS (101.7%)                                             1,071,881(##)
(COST $833,282)
Liabilities, less cash, receivables and
  other assets [(1.7%)]                                                 (17,844)
                                                                   -------------

TOTAL NET ASSETS (100.0%)                                          $   1,054,037
                                                                   -------------

See Notes to Schedule of Investments

                                                        MAY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Fund ("International"), Neuberger Berman International Institutional Fund ("International Institutional") and Neuberger Berman International Large Cap Fund ("International Large Cap"), which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The funds value all other securities including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At May 31, 2007, selected fund information on a U.S. federal income tax basis was as follows:

                                                                  GROSS            GROSS
    (000'S OMITTED)                                          UNREALIZED       UNREALIZED        NET UNREALIZED
    NEUBERGER BERMAN                             COST      APPRECIATION     DEPRECIATION          APPRECIATION
    All Cap Growth Fund                    $    6,815      $      1,311       $      28            $     1,283
    Century Fund                                8,918             2,070              89                  1,981
    Equity Income Fund                          5,214               491              37                    454
    Fasciano Fund                             421,692           146,583           6,403                140,180
    Focus Fund                                948,326           342,186           6,525                335,661
    Genesis Fund                            7,035,162         4,108,016          49,909              4,058,107
    Guardian Fund                           1,146,341           538,332           4,914                533,418
    International Fund                      1,581,130           398,661          42,537                356,124
    International Institutional Fund          616,878           114,735          17,683                 97,052
    International Large Cap Fund              120,766            17,529           1,087                 16,442
    Manhattan Fund                            361,146           180,649             525                180,124
    Millennium Fund                            51,087            13,066              73                 12,993
    Partners Fund                           3,983,764         1,281,992          61,703              1,220,289
    Premier Analysts Fund                       7,875             1,253              54                  1,199
    Premier Convergence Fund                    5,097               845             158                    687
    Premier Dividend Fund                       6,519               882              36                    846
    Premier Energy Fund                         6,670             1,935              19                  1,916
    Real Estate Fund                          148,797            14,144           2,096                 12,048
    Regency Fund                              152,426            39,801           2,687                 37,114
    Socially Responsive Fund                  833,590           240,776           2,485                238,291

(*)   Security did not produce income during the last twelve months.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At May 31, 2007, these securities amounted to $3,786,000 or 0.03 % of net assets for Genesis, $13,317,000 or 0.8% of net assets for International and $3,810,000 or 0.6% of net assets for International Institutional.

(E)   All or a portion of this security is on loan.

(^)   Affiliated issuer.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.


(++++)For Neuberger Berman Equity Income Fund, the following securities were held in escrow at May 31, 2007, to cover the below listed outstanding call options written:

           NUMBER OF                                        MARKET VALUE
            SHARES            SECURITIES AND OPTIONS          OF OPTIONS

            2,200             Anheuser-Busch
                              September 2007 @ 55              $  4,000
            1,800             Exelon Corp
                              October 2007 @ 85                   4,000
             900              FPL Group
                              September 2007 @ 65                 2,000
             700              Kimberly-Clark
                              October 2007 @ 75                   1,000
            1,600             Lincoln National
                              October 2007 @ 80                   2,000
            1,200             Schlumberger Ltd.
                              November 2007 @ 85                  5,000
            1,000             Sempra Energy
                              July 2007 @ 65                          0
            1,800             Texas Instruments
                              July 2007 @ 37.5                    1,000
            1,100             Wyeth
                              July 2007 @ 55                      4,000
                                                                -------
                              Total                             $23,000
                                                                -------

(OO)All or a portion of this security is segregated as collateral for written options.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2007.

(^^)Not rated by a nationally recognized statistical rating organization








For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: July 26, 2007


By:  /s/ John M. McGovern
     ---------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: July 20, 2007